UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management, Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

With Copies to:

Rose F. DiMartino

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 405-2400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1.	Schedule of Investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (68.0%)(a)
Aerospace & Defense (1.4%)
Raytheon Co.	49,500	$2,324,025

Auto Components (0.6%)
Cooper Tire & Rubber Co.	70,000	1,033,200

Beverages (1.2%)
PepsiCo, Inc.	35,500	2,014,625

Biotechnology (2.7%)
Amgen, Inc. *	26,200	1,632,522
Gilead Sciences, Inc. *	58,220	2,848,705

		4,481,227

Capital Markets (3.0%)
Charles Schwab Corp. (The)	76,900	1,374,203
Goldman Sachs Group, Inc. (The)	11,100	1,812,630
State Street Corp.	34,400	1,730,320

		4,917,153

Chemicals (2.8%)
Air Products & Chemicals, Inc.	23,700	1,768,020
Monsanto Co.	23,139	1,943,676
Valspar Corp. (The)	33,800	855,816

		4,567,512

Commercial Banks (0.6%)
CapitalSource, Inc.	208,800	968,832

Communications Equipment (1.7%)
QUALCOMM, Inc.	35,330	1,632,599
Tellabs, Inc. *	200,000	1,160,000

		2,792,599

Computers & Peripherals (4.2%)
Apple, Inc. *	13,300	2,173,087
Brocade Communications Systems, Inc. *	281,890	2,215,655
Hewlett-Packard Co.	58,600	2,537,380

		6,926,122

Consumer Finance (2.0%)
Capital One Financial Corp.	29,200	896,440
Visa, Inc., Class A	36,220	2,370,961

		3,267,401

Diversified Financial Services (1.3%)
JPMorgan Chase & Co.	53,250	2,058,113

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	88,900	2,976,372

Food Products (1.0%)
Kellogg Co.	33,750	1,603,125

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	50,520	2,847,813
St. Jude Medical, Inc. *	35,640	1,343,984

		4,191,797

Health Care Providers & Services (2.5%)
Express Scripts, Inc. *	30,000	2,101,200
Quest Diagnostics, Inc.	36,600	1,999,092

		4,100,292

Hotels, Restaurants & Leisure (5.6%)
Darden Restaurants, Inc.	85,350	2,764,487
Panera Bread Co., Class A *	30,000	1,648,800
Starwood Hotels & Resorts Worldwide, Inc.	98,600	2,327,946
WMS Industries, Inc. *	68,915	2,491,966

		9,233,199

Industrial Conglomerates (2.2%)
3M Co.	23,400	1,650,168
Danaher Corp.	33,540	2,053,990

		3,704,158

Internet Software & Services (1.0%)
McAfee, Inc. *	36,800	1,640,544

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc. *	29,600	1,340,288

Machinery (1.3%)
Joy Global, Inc.	32,700	1,215,786
Kennametal, Inc.	46,500	991,380

		2,207,166

Media (0.8%)
Comcast Corp., Class A	93,100	1,383,466

Metals & Mining (2.9%)
Freeport-McMoRan Copper & Gold, Inc., Class B	27,700	1,670,310
Nucor Corp.	31,200	1,387,464
Steel Dynamics, Inc.	105,700	1,729,252

		4,787,026

Oil, Gas & Consumable Fuels (7.6%)
Apache Corp.	52,390	4,398,140
Hess Corp.	48,800	2,693,760
Peabody Energy Corp.	47,700	1,579,347
Range Resources Corp.	34,050	1,580,261
Southwestern Energy Co. *	19,300	799,599
Transocean Ltd. *	18,300	1,458,327

		12,509,434

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	62,100	1,350,054

Real Estate Management & Development (0.9%)
Jones Lang LaSalle, Inc.	38,971	1,479,339

Road & Rail (3.4%)
Con-way, Inc.	74,300	3,384,365
Union Pacific Corp.	37,800	2,174,256

		5,558,621

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (CONTINUED)(a)
Semiconductors & Semiconductor Equipment (3.4%)
Marvell Technology Group Ltd. *	145,100	$1,935,634
NVIDIA Corp. *	62,000	801,660
Silicon Laboratories, Inc. *	38,600	1,653,238
Teradyne, Inc. *	156,000	1,229,280

		5,619,812

Software (1.6%)
Oracle Corp.	115,500	2,556,015

Specialty Retail (4.2%)
Advance Auto Parts, Inc.	29,700	1,373,031
Aeropostale, Inc. *	57,300	2,085,720
Lowe’s Cos., Inc.	78,900	1,772,094
Urban Outfitters, Inc. *	66,900	1,608,276

		6,839,121

Tobacco (0.9%)
Philip Morris International, Inc.	30,000	1,398,000

Trading Companies & Distributors (1.3%)
W.W. Grainger, Inc.	23,900	2,148,849

Total Common Stocks - Long Positions		111,977,487

REPURCHASE AGREEMENTS (32.3%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $53,237,719, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $54,303,180	$53,237,542	53,237,542

Total Repurchase Agreement		53,237,542

Total Investments (Cost $154,441,790)(b) — 100.3%		165,215,029
Liabilities in excess of other assets — (0.3)%		(448,697)

Net Assets — 100.0%		$164,766,332

*	Non-income producing security.
(a)	All long positions held as collateral for securities sold short.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - SHORT POSITIONS (19.1%)
Aerospace & Defense (3.2%)
Boeing Co. (The)	48,000	$2,059,680
Northrop Grumman Corp.	70,300	3,133,974

		5,193,654

Air Freight & Logistics (2.7%)
Expeditors International of Washington, Inc.	63,400	2,151,162
FedEx Corp.	33,500	2,272,640

		4,423,802

Chemicals (0.6%)
FMC Corp.	20,000	972,800

Commercial Services & Supplies (0.5%)
Resources Connection, Inc.*	52,000	785,200

Diversified Financial Services (1.0%)
Assurant, Inc.	65,000	1,658,800

Electronic Equipment & Instruments (1.4%)
Anixter International, Inc.*	4,200	143,724
Badger Meter, Inc.	40,000	1,474,000
Echelon Corp.*	76,150	645,752

		2,263,476

Hotels, Restaurants & Leisure (1.1%)
Starbucks Corp.*	107,000	1,893,900

Internet Software & Services (1.0%)
Juniper Networks, Inc.*	63,100	1,648,803

Machinery (1.7%)
Astec Industries, Inc.*	31,800	860,508
Caterpillar, Inc.	44,200	1,947,452

		2,807,960

Multiline Retail (0.9%)
99 Cents Only Stores*	100,000	1,465,000

Oil, Gas & Consumable Fuels (0.9%)
Pioneer Natural Resources Co.	52,000	1,484,600

Pharmaceuticals (0.6%)
Eli Lilly & Co.	28,100	980,409

Semiconductors & Semiconductor Equipment (1.7%)
Linear Technology Corp.	44,500	1,195,715
Microsemi Corp.*	55,500	757,575
ON Semiconductor Corp.*	110,000	803,000

		2,756,290

Software (1.8%)
Autodesk, Inc.*	38,100	830,961
Salesforce.com, Inc.*	51,000	2,210,340

		3,041,301

Total Common Stocks - Short Positions		31,375,995

EXCHANGE TRADED FUNDS - SHORT POSITIONS (7.2%)
Equity Fund (7.2%)
Consumer Discretionary Select Sector SPDR Fund	50,000	1,263,500
Energy Select Sector SPDR Fund	76,000	3,838,760
iShares Russell 2000 Growth Index Fund	24,600	1,501,338
iShares Russell 2000 Value Index Fund	28,000	1,442,000
iShares Trust US Real Estate Index Fund	38,500	1,380,995
SPDR Trust Series 1	12,500	1,235,125
Technology Select Sector SPDR Fund	63,000	1,241,100

		11,902,818

Total Exchange Traded Funds - Short Positions		11,902,818

Total Securities Sold Short (Proceeds $38,165,123) (a) — 26.3%		43,278,813

*	Non-income producing security
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.6%)
Biotechnology (18.0%)
Amgen, Inc. *	15,800	$984,498
Biogen Idec, Inc. *	6,500	309,075
Cephalon, Inc. *	7,400	434,010
Gilead Sciences, Inc. *	24,410	1,194,381
United Therapeutics Corp. *	2,780	257,484

		3,179,448

Food & Staples Retailing (2.2%)
CVS Caremark Corp.	11,432	382,743

Health Care Equipment & Supplies (17.4%)
Baxter International, Inc.	16,628	937,320
Becton, Dickinson & Co.	1,220	79,483
Boston Scientific Corp. *	35,410	380,303
Covidien PLC	9,600	362,976
Dentsply International, Inc.	6,700	223,445
Hologic, Inc. *	12,140	178,337
I-Flow Corp. *	14,600	111,106
IDEXX Laboratories, Inc. *	5,200	259,064
Masimo Corp. *	7,950	194,378
St. Jude Medical, Inc. *	9,110	343,538

		3,069,950

Health Care Providers & Services (14.8%)
Aetna, Inc.	22,450	605,476
Hospira, Inc. *	13,600	522,648
LifePoint Hospitals, Inc. *	9,800	271,068
Medco Health Solutions, Inc. *	6,550	346,233
Quest Diagnostics, Inc.	6,980	381,248
UnitedHealth Group, Inc.	16,880	473,653

		2,600,326

Health Care Technology (0.4%)
IRIS International, Inc. *	7,116	72,583

Life Sciences Tools & Services (6.8%)
Covance, Inc. *	5,274	290,861
Thermo Fisher Scientific, Inc. *	12,940	585,923
Waters Corp. *	6,230	313,058

		1,189,842

Pharmaceuticals (40.0%)
Abbott Laboratories	21,730	977,633
Allergan, Inc.	9,590	512,394
Bristol-Myers Squibb Co.	45,630	991,996
Johnson & Johnson	20,064	1,221,697
Novartis AG (a)	8,750	399,951
Perrigo Co.	9,500	257,830
Pfizer, Inc.	49,672	791,275
Schering-Plough Corp.	31,908	845,881
Teva Pharmaceutical Industries Ltd. ADR– IL	5,050	269,367
Viropharma, Inc. *	36,360	267,973
Wyeth	11,050	514,378

		7,050,375

Total Common Stocks		17,545,267

REPURCHASE AGREEMENTS (1.4%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $244,701, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $249,598	$244,700	244,700

Total Repurchase Agreement		244,700

Total Investments (Cost $17,874,243)(b) — 101.0%		17,789,967
Liabilities in excess of other assets — (1.0)%		(179,023)

Net Assets — 100.0%		$17,610,944

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
IL	Israel

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
AUSTRALIA (1.8%)
Metals & Mining (1.8%)
BHP Billiton Ltd. ADR	23,300	$1,466,968

BRAZIL (7.4%)
Metals & Mining (2.5%)
Vale SA ADR	103,600	2,044,028

Oil, Gas & Consumable Fuels (4.9%)
Petroleo Brasileiro SA ADR	95,500	3,938,420

		5,982,448

CANADA (4.8%)
Metals & Mining (3.2%)
Agnico-Eagle Mines Ltd.	22,700	1,329,085
Barrick Gold Corp.	36,800	1,284,320

		2,613,405

Transportation Infrastructure (1.6%)
Canadian National Railway Co.	26,000	1,268,280

		3,881,685

ITALY (4.6%)
Oil, Gas & Consumable Fuels (4.6%)
Eni SpA ADR	80,000	3,726,400

SWITZERLAND (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Transocean Ltd.*	43,005	3,427,069

UNITED KINGDOM (1.7%)
Metals & Mining (1.7%)
Rio Tinto PLC ADR	8,300	1,390,914

UNITED STATES (72.9%)
Chemicals (5.3%)
Monsanto Co.	35,400	2,973,600
PPG Industries, Inc.	23,500	1,292,500

		4,266,100

Containers & Packaging (1.5%)
Pactiv Corp.*	48,200	1,213,676

Electric Utility (1.5%)
PPL Corp.	35,300	1,192,787

Energy Equipment & Services (6.4%)
Schlumberger Ltd.	63,000	3,370,500
Tidewater, Inc.	39,700	1,786,500

		5,157,000

Household Durables (1.5%)
Toll Brothers, Inc.*	63,700	1,245,972

Machinery (3.0%)
Deere & Co.	28,300	1,237,842
Terex Corp.*	76,917	1,167,600

		2,405,442

Metals & Mining (2.8%)
Allegheny Technologies, Inc.	40,800	1,104,864
Harsco Corp.	40,370	1,110,579

		2,215,443

Oil, Gas & Consumable Fuels (50.9%)
Apache Corp.	52,800	4,432,560
Berry Petroleum Co., Class A	78,500	1,862,020
Cabot Oil & Gas Corp.	73,500	2,582,055
CONSOL Energy, Inc.	35,000	1,243,550
Devon Energy Corp.	34,793	2,021,125
ENSCO International, Inc.	65,600	2,485,584
EOG Resources, Inc.	55,000	4,071,650
Exxon Mobil Corp.	50,500	3,554,695
Hess Corp.	60,000	3,312,000
Occidental Petroleum Corp.	53,800	3,838,092
Peabody Energy Corp.	76,000	2,516,360
PetroHawk Energy Corp.*	109,929	2,669,076
Range Resources Corp.	54,900	2,547,909
SandRidge Energy, Inc.*	87,300	816,255
Whiting Petroleum Corp.*	34,209	1,572,246
XTO Energy, Inc.	37,136	1,493,981

		41,019,158

		58,715,578

Total Common Stocks		78,591,062

REPURCHASE AGREEMENTS (4.2%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $3,382,975, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $3,450,680	$3,382,964	3,382,964

Total Repurchase Agreement		3,382,964

Total Investments (Cost $74,654,421)(a) — 101.7%		81,974,026
Liabilities in excess of other assets — (1.7)%		(1,357,893)

Net Assets — 100.0%		$80,616,133

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.1%)
Auto Components (2.6%)
Drew Industries, Inc. *	251,100	$4,818,609

Beverages (1.0%)
Constellation Brands, Inc., Class A *	133,110	1,818,283

Biotechnology (1.1%)
Cephalon, Inc. *	16,250	953,062
United Therapeutics Corp. *	10,530	975,289

		1,928,351

Chemicals (1.3%)
Valspar Corp. (The)	92,730	2,347,924

Commercial Banks (9.0%)
Bank of the Ozarks, Inc.	95,030	2,402,358
CapitalSource, Inc.	755,359	3,504,866
First Commonwealth Financial Corp.	234,910	1,566,850
TCF Financial Corp.	160,260	2,266,076
Western Alliance Bancorp *	492,743	3,414,709
Wintrust Financial Corp.	131,671	3,443,197

		16,598,056

Commercial Services & Supplies (3.8%)
Clean Harbors, Inc. *	32,307	1,685,456
EnergySolutions, Inc.	204,798	1,763,311
FTI Consulting, Inc. *	16,730	910,614
Waste Connections, Inc. *	19,210	541,914
Watson Wyatt Worldwide, Inc., Class A	58,390	2,180,283

		7,081,578

Communications Equipment (5.4%)
F5 Networks, Inc. *	24,120	895,334
Harmonic, Inc. *	257,430	1,783,990
Polycom, Inc. *	127,450	3,026,938
Tellabs, Inc. *	731,053	4,240,107

		9,946,369

Computers & Peripherals (1.0%)
Synaptics, Inc. *	76,300	1,828,911

Containers & Packaging (1.7%)
Silgan Holdings, Inc.	63,141	3,173,467

Diversified Telecommunication Services (1.5%)
Shenandoah Telecommunications Co.	137,330	2,796,039

Electric Utility (0.8%)
ITC Holdings Corp.	30,660	1,462,482

Electronic Equipment & Instruments (2.9%)
Littelfuse, Inc. *	128,874	3,015,652
Rofin-Sinar Technologies, Inc. *	110,230	2,393,093

		5,408,745

Energy Equipment & Services (1.4%)
Tidewater, Inc.	57,690	2,596,050

Food Products (1.2%)
Smithfield Foods, Inc. *	167,560	2,270,438

Health Care Equipment & Supplies (2.5%)
I-Flow Corp. *	307,073	2,336,825
IDEXX Laboratories, Inc. *	18,232	908,318
Inverness Medical Innovations, Inc. *	41,847	1,408,152

		4,653,295

Health Care Providers & Services (5.3%)
IPC The Hospitalist Co., Inc. *	90,840	2,529,894
LHC Group, Inc. *	132,555	3,890,489
Sun Healthcare Group, Inc. *	340,110	3,309,271

		9,729,654

Hotels, Restaurants & Leisure (5.0%)
P.F. Chang’s China Bistro, Inc. *	69,420	2,354,032
Panera Bread Co., Class A *	32,800	1,802,688
Penn National Gaming, Inc. *	55,850	1,771,004
WMS Industries, Inc. *	90,350	3,267,056

		9,194,780

Household Durables (0.5%)
Toll Brothers, Inc. *	47,350	926,166

Industrial Conglomerates (1.2%)
Teleflex, Inc.	47,220	2,264,671

Information Technology Services (2.1%)
Alliance Data Systems Corp. *	18,220	929,220
Perot Systems Corp., Class A *	115,680	1,848,566
Total System Services, Inc.	68,194	1,001,088

		3,778,874

Insurance (5.2%)
Amerisafe, Inc. *	170,460	2,834,750
Aspen Insurance Holdings Ltd.	137,900	3,429,573
Hanover Insurance Group, Inc. (The)	85,953	3,378,812

		9,643,135

Internet Software & Services (4.7%)
MercadoLibre, Inc. *	46,137	1,329,668
Omniture, Inc. *	226,634	3,100,353
Solera Holdings, Inc. *	155,490	4,187,346

		8,617,367

Machinery (8.7%)
Dynamic Materials Corp.	150,527	2,464,127
FreightCar America, Inc.	191,438	3,824,931
Kennametal, Inc.	161,137	3,435,441
Terex Corp. *	194,665	2,955,015
Wabtec Corp.	96,570	3,249,580

		15,929,094

Metals & Mining (1.2%)
Allegheny Technologies, Inc.	21,550	583,574

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Metals & Mining (continued)
Harsco Corp.	56,300	$1,548,813

		2,132,387

Oil, Gas & Consumable Fuels (5.1%)
Berry Petroleum Co., Class A	158,670	3,763,653
SandRidge Energy, Inc. *	334,200	3,124,770
Whiting Petroleum Corp. *	53,268	2,448,197

		9,336,620

Personal Products (1.2%)
Chattem, Inc. *	36,020	2,257,373

Pharmaceuticals (1.2%)
Perrigo Co.	32,900	892,906
Viropharma, Inc. *	188,530	1,389,466

		2,282,372

Real Estate Investment Trust (REIT) (2.6%)
Healthcare Realty Trust, Inc.	105,908	2,055,674
Macerich Co. (The)	134,367	2,642,999

		4,698,673

Real Estate Management & Development (1.3%)
Jones Lang LaSalle, Inc.	63,900	2,425,644

Road & Rail (4.1%)
Celadon Group, Inc. *	376,828	3,485,659
Kansas City Southern *	198,500	4,031,535

		7,517,194

Semiconductors & Semiconductor Equipment (2.1%)
Energy Conversion Devices, Inc. *	146,800	2,090,432
Teradyne, Inc. *	223,900	1,764,332

		3,854,764

Software (1.4%)
Concur Technologies, Inc. *	74,708	2,576,679

Specialty Retail (2.5%)
Tractor Supply Co. *	77,330	3,709,520
Urban Outfitters, Inc. *	39,980	961,119

		4,670,639

Textiles, Apparel & Luxury Goods (2.6%)
Phillips-Van Heusen Corp.	135,248	4,785,074

Thrifts & Mortgage Finance (1.3%)
Westfield Financial, Inc.	236,877	2,302,444

Trading Companies & Distributors (3.6%)
Beacon Roofing Supply, Inc. *	220,730	3,701,642
Rush Enterprises, Inc., Class A *	219,650	2,877,415

		6,579,057

Total Common Stocks		184,231,258

REPURCHASE AGREEMENTS (5.5%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $10,149,921, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $10,353,054	$10,149,887	10,149,887

Total Repurchase Agreement		10,149,887

Total Investments (Cost $175,143,170)(a) — 105.6%		194,381,145
Liabilities in excess of other assets — (5.6)%		(10,244,337)

Net Assets — 100.0%		$184,136,808

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Technology and Communications Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.7%)
Commercial Services & Supplies (5.2%)
FTI Consulting, Inc. *	5,770	$314,061
Paychex, Inc.	7,897	209,271

		523,332

Communications Equipment (12.9%)
Cisco Systems, Inc. *	20,644	454,375
F5 Networks, Inc. *	2,724	101,115
QUALCOMM, Inc.	10,349	478,227
Tellabs, Inc. *	47,270	274,166

		1,307,883

Computers & Peripherals (16.4%)
Apple, Inc. *	1,223	199,826
Brocade Communications Systems, Inc. *	15,000	117,900
EMC Corp. *	26,270	395,626
Hewlett-Packard Co.	13,010	563,333
Synaptics, Inc. *	5,800	139,026
Wincor Nixdorf AG (a)	4,617	245,683

		1,661,394

Consumer Finance (1.9%)
Visa, Inc., Class A	2,940	192,452

Electronic Equipment & Instruments (1.0%)(a)
Omron Corp.	6,584	106,208

Information Technology Services (8.1%)
Alliance Data Systems Corp. *	6,490	330,990
Cognizant Technology Solutions Corp., Class A *	16,751	495,662

		826,652

Internet Software & Services (14.4%)
Google, Inc., Class A *	972	430,644
McAfee, Inc. *	6,290	280,408
Omniture, Inc. *	24,853	339,989
Solera Holdings, Inc. *	15,190	409,067

		1,460,108

Machinery (2.0%)(a)
Fanuc Ltd.	2,487	203,242

Media (2.9%)
Comcast Corp., Class A	20,180	299,875

Office Electronics (1.1%)(a)
Canon, Inc.	2,900	107,507

Semiconductors & Semiconductor Equipment (9.2%)
ASM Pacific Technology Ltd. (a)	16,600	112,479
Intel Corp.	14,642	281,859
NVIDIA Corp. *	19,200	248,256
Samsung Electronics Co., Ltd. GDR– KR	1,529	289,898

		932,492

Software (16.1%)
Adobe Systems, Inc. *	9,650	312,853
ANSYS, Inc. *	4,993	156,081
Checkpoint Software Technologies Ltd. *	4,880	130,247
Citrix Systems, Inc. *	2,800	99,680
Concur Technologies, Inc. *	3,100	106,919
Microsoft Corp.	9,139	214,949
Oracle Corp.	27,572	610,169

		1,630,898

Wireless Telecommunication Services (5.5%)
American Tower Corp., Class A *	9,431	321,503
Vodafone Group PLC (a)	117,682	241,918

		563,421

Total Common Stocks		9,815,464

REPURCHASE AGREEMENTS (2.2%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $218,881, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $223,262	$218,880	218,880

Total Repurchase Agreement		218,880

Total Investments (Cost $8,763,188)(b) — 98.9%		10,034,344
Other assets in excess of liabilities — 1.1%		116,184

Net Assets — 100.0%		$10,150,528

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
GDR	Global Depositary Receipt
KR	Republic of South Korea

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.9%)
Aerospace & Defense (4.3%)
ITT Corp.	20,600	$1,017,640
United Technologies Corp.	26,200	1,427,114

		2,444,754

Auto Components (0.7%)
Borgwarner, Inc.	12,000	398,280

Beverages (2.3%)
PepsiCo, Inc.	23,000	1,305,250

Biotechnology (2.7%)
Gilead Sciences, Inc. *	30,710	1,502,640

Capital Markets (3.7%)
Charles Schwab Corp. (The)	32,700	584,349
Goldman Sachs Group, Inc. (The)	3,540	578,082
State Street Corp.	18,000	905,400

		2,067,831

Chemicals (2.3%)
Monsanto Co.	8,900	747,600
Praxair, Inc.	7,300	570,714

		1,318,314

Commercial Banks (2.6%)
Royal Bank of Canada	20,300	966,559
Wells Fargo & Co.	20,300	496,538

		1,463,097

Commercial Services & Supplies (1.3%)
FTI Consulting, Inc. *	13,900	756,577

Communications Equipment (4.7%)
Cisco Systems, Inc. *	59,500	1,309,595
QUALCOMM, Inc.	28,450	1,314,674

		2,624,269

Computers & Peripherals (1.7%)
EMC Corp. *	62,100	935,226

Consumer Finance (1.1%)
Capital One Financial Corp.	20,500	629,350

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	29,750	1,149,838

Diversified Telecommunication Services (1.4%)
Telus Corp.	28,000	808,542

Electric Utility (2.0%)
PPL Corp.	34,000	1,148,860

Electrical Equipment (1.6%)
Emerson Electric Co.	24,300	884,034

Energy Equipment & Services (1.7%)
Schlumberger Ltd.	17,700	946,950

Food & Staples Retailing (3.7%)
CVS Caremark Corp.	41,850	1,401,138
SYSCO Corp.	29,000	689,040

		2,090,178

Food Products (4.6%)
Kellogg Co.	23,100	1,097,250
Kraft Foods, Inc.	53,000	1,502,020

		2,599,270

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	13,780	776,779
St. Jude Medical, Inc. *	23,600	889,956

		1,666,735

Health Care Providers & Services (3.9%)
Aetna, Inc.	39,500	1,065,315
Quest Diagnostics, Inc.	20,200	1,103,324

		2,168,639

Hotels, Restaurants & Leisure (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.	19,900	469,839

Household Durables (1.5%)
Toll Brothers, Inc. *	44,250	865,530

Household Products (1.9%)
Procter & Gamble Co.	19,400	1,076,894

Industrial Conglomerates (2.0%)
3M Co.	16,200	1,142,424

Information Technology Services (3.6%)
Alliance Data Systems Corp. *	17,300	882,300
Cognizant Technology Solutions Corp., Class A *	39,000	1,154,010

		2,036,310

Insurance (2.1%)
Aflac, Inc.	15,100	571,686
MetLife, Inc.	17,180	583,261

		1,154,947

Machinery (2.8%)
Deere & Co.	20,700	905,418
PACCAR, Inc.	19,500	675,675

		1,581,093

Media (1.4%)
Comcast Corp., Class A	54,500	809,870

Oil, Gas & Consumable Fuels (10.3%)
Apache Corp.	21,250	1,783,937
ENSCO International, Inc.	17,550	664,970
EOG Resources, Inc.	11,440	846,903

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	21,500	$1,513,385
Hess Corp.	18,400	1,015,680

		5,824,875

Pharmaceuticals (2.9%)
Johnson & Johnson	26,800	1,631,852

Semiconductors & Semiconductor Equipment (2.7%)
Intel Corp.	50,600	974,050
NVIDIA Corp. *	42,300	546,939

		1,520,989

Software (4.8%)
Microsoft Corp.	45,400	1,067,808
Oracle Corp.	73,550	1,627,661

		2,695,469

Specialty Retail (4.0%)
Staples, Inc.	40,500	851,310
TJX Cos., Inc. (The)	21,750	788,003
Urban Outfitters, Inc. *	26,700	641,868

		2,281,181

Tobacco (3.0%)
Philip Morris International, Inc.	36,100	1,682,260

Transportation Infrastructure (1.8%)
Canadian National Railway Co.	20,300	990,234

Total Common Stocks		54,672,401

REPURCHASE AGREEMENTS (3.3%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $1,882,256, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $1,919,928	$1,882,252	1,882,252

Total Repurchase Agreement		1,882,252

Total Investments (Cost $46,554,490)(a) — 100.2%		56,554,653
Liabilities in excess of other assets — (0.2)%		(103,807)

Net Assets — 100.0%		$56,450,846

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES (4.4%)
UNITED STATES (4.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB (USD), 4.59%, 07/10/43(a)	$100,000	$99,658
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4 (USD), 5.45%, 01/15/49	153,000	135,824
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2 (USD), 5.60%, 04/10/49	111,000	105,814
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (USD), 5.71%, 02/10/51(a)	100,000	93,811
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4 (USD), 5.49%, 02/10/51	100,000	78,544
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42(a)	45,000	44,961
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB (USD), 5.32%, 02/11/44	100,000	95,817
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (USD), 5.72%, 06/11/40(a)	90,000	86,004
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50(a)	100,000	85,642
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B (USD), 5.21%, 12/11/49(a)	80,000	79,038
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (USD), 5.89%, 11/15/44(a)	50,000	46,428
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4 (USD), 5.82%, 12/10/49(a)	55,000	46,752
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 25A1 (USD), 5.65%, 07/27/36(a)(b)	96,361	90,918
Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 30A1 (USD), 5.84%, 07/27/37(a)(b)	96,296	90,518
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1 (USD), 6.13%, 06/01/39(a)	99,127	94,171
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB (USD), 4.62%, 08/10/42	60,000	59,510
Greenwich Capital Commercial Funding Corp., Series 2007 -GG9, Class A2 (USD), 5.38%, 03/10/39	97,000	96,995
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51	80,000	63,383
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (USD), 5.78%, 06/15/49(a)	60,000	60,092
JPMorgan Re-Remic, Series 2009-7, Class 14A1 (USD), 5.80%, 07/01/39(a)	100,000	94,831

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
UNITED STATES (continued)
JPMorgan Re-Remic, Series 2009-7, Class 1A1 (USD), 6.00%, 07/01/39(a)(b)	100,000	$95,588
JPMorgan Re-Remic, Series 2009-8, Class A1 (USD), 5.81%, 07/01/39(a)	98,229	93,400
Morgan Stanley Capital I, Series 2005-IQ10, Class AAB (USD), 5.18%, 09/15/42	75,000	75,871
Morgan Stanley Capital I, Series 2007-IQ14, Class AAB (USD), 5.65%, 04/15/49	60,000	54,086

		1,967,656

Total Commercial Mortgage Backed Securities		1,967,656

CORPORATE BONDS (11.1%)
UNITED STATES (11.1%)
Aerospace & Defense (0.1%)
Boeing Co. (The) (USD), 5.88%, 02/15/40	50,000	51,330
Chemicals (0.1%)(b)
Mosaic Co. (USD), 7.38%, 12/01/14	32,000	34,112
Commercial Banks (2.4%)
AgriBank FCB (USD), 9.13%, 07/15/19(b)	250,000	252,801
Bank of America Corp.
(USD), 6.50%, 08/01/16	65,000	66,124
(USD), 7.63%, 06/01/19	200,000	216,925
Citigroup, Inc.
(USD), 8.50%, 05/22/19	200,000	212,942
(USD), 8.13%, 07/15/39	72,000	72,525
Goldman Sachs Group, Inc. (The)
(USD), 5.13%, 01/15/15	230,000	239,061

		1,060,378

Containers & Packaging (0.1%)
International Paper Co. (USD), 7.95%, 06/15/18	50,000	53,260
Diversified Financial Services (0.3%)
Countrywide Home Loans, Inc., Series L (USD), 4.00%, 03/22/11	22,000	22,090
National Rural Utilities Cooperative Finance Corp., Series C (USD), 7.25%, 03/01/12	60,000	66,268
Utility Contract Funding LLC (USD), 7.94%, 10/01/16(b)	20,711	19,519

		107,877

Diversified Holding Company (3.4%)
GE Financial Assurance Holdings, Inc. (JPY), 1.60%, 06/20/11	200,000,000	1,544,387
Diversified Telecommunication Services (2.4%)
AT&T, Inc. (USD), 6.15%, 09/15/34	385,000	396,574
Embarq Corp. (USD), 7.08%, 06/01/16	315,000	329,320

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (CONTINUED)
UNITED STATES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (USD), 5.55%, 02/15/16	$335,000	$357,020

		1,082,914

Electric Utilities (0.4%)
Constellation Energy Group, Inc. (USD), 7.60%, 04/01/32	60,000	57,995
Dominion Resources, Inc. (USD), 7.50%, 06/30/66(a)	42,000	33,180
Dominion Resources, Inc., Series 06-B (USD), 6.30%, 09/30/66(a)	10,000	7,000
Exelon Generation Co. LLC (USD), 6.20%, 10/01/17	50,000	52,941
FPL Group Capital, Inc. (USD), 6.65%, 06/15/67	21,000	18,060

		169,176

Health Care Equipment & Supplies (0.2%)(b)
CareFusion Corp.
(USD), 5.13%, 08/01/14	45,000	46,221
(USD), 6.38%, 08/01/19	45,000	47,462

		93,683

Insurance (0.6%)
Everest Reinsurance Holdings, Inc. (USD), 5.40%, 10/15/14	130,000	120,638
Massachusetts Mutual Life Insurance Co. (USD), 8.88%, 06/01/39(b)	150,000	160,840

		281,478

Media (0.9%)
Time Warner, Inc. (USD), 5.88%, 11/15/16	310,000	325,367
Viacom, Inc. (USD), 6.88%, 04/30/36	80,000	84,105

		409,472

Oil, Gas & Consumable Fuels (0.2%)
Rockies Express Pipeline LLC (USD), 6.85%, 07/15/18(b)	44,000	48,313
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	35,000	37,172

		85,485

		4,973,552

Total Corporate Bonds		4,973,552

CONVERTIBLE CORPORATE BOND (0.4%)
UNITED STATES (0.4%)
Commercial Banks (0.4%)
National City Corp. (USD), 4.00%, 02/01/11	200,000	198,500

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
CONVERTIBLE CORPORATE BOND (CONTINUED)
Total Convertible Corporate Bonds		198,500

FOREIGN NON-GOVERNMENT BONDS (29.2%)
AUSTRALIA (0.3%)
Commercial Banks (0.3%)
Commonwealth Bank of Australia (EUR), 5.50%, 08/06/19	100,000	$144,989
DENMARK (4.2%)
Commercial Banks (3.3%)
Landwirtschaftliche Rentenbank (JPY), 1.38%, 04/25/13	140,000,000	1,465,373
Oil, Gas & Consumable Fuels (0.9%)
Dong Energy A/S (EUR), 3.50%, 06/29/12	300,000	429,563

		1,894,936

FRANCE (1.9%)
Commercial Banks (0.7%)
Societe Generale (EUR), MTN, 5.63%, 05/28/10	200,000	291,124
Construction & Engineering (0.5%)
Bouygues SA (EUR), 6.13%, 07/03/15	150,000	235,313
Electric Utility (0.7%)
GDF Suez (EUR), EMTN, 6.25%, 01/24/14	200,000	317,604

		844,041

GERMANY (2.7%)
Government Related (2.7%)
Kreditanstalt fuer Wiederaufbau (JPY), 2.05%, 02/16/26	120,000,000	1,227,777
IRELAND (Republic of) (1.5%)
Diversified Financial Services (1.5%)
GE Capital European Funding (EUR), EMTN, 4.13%, 10/27/16	500,000	691,849
ITALY (1.0%)
Commercial Banks (1.0%)
Intesa Sanpaolo SpA (EUR), EMTN, 5.00%, 04/28/11	100,000	148,628
UniCredit SpA (EUR), EMTN, 4.88%, 02/12/13	200,000	297,139

		445,767

		445,767

JAPAN (2.5%)
Government Related (2.5%)
Development Bank of Japan (JPY), 1.05%, 06/20/23	120,000,000	1,104,928
LUXEMBOURG (0.6%)
Miscellaneous Manufacturing (0.6%)
ITW Finance Europe SA (EUR), 5.25%, 10/01/14	200,000	281,771
NETHERLANDS (4.0%)
Commercial Banks (0.9%)(a)
ING Bank NV (EUR), 6.13%, 05/29/23	300,000	399,225
Diversified Telecommunication Services (0.5%)
Deutsche Telekom International Finance BV (EUR), 7.13%, 07/11/11	150,000	231,488

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
NETHERLANDS (continued)
Electric Utility (0.5%)
E.ON International Finance BV (EUR), 5.25%, 09/08/15	150,000	$229,383
Insurance (2.1%)
Allianz Finance II BV
(EUR), 5.00%, 03/06/13	100,000	151,042
(EUR), 4.00%, 11/23/16	550,000	773,778

		924,820

		1,784,916

NORWAY (4.3%)
Commercial Banks (4.3%)
Eksportfinans ASA (JPY), 1.80%, 06/21/10	180,000,000	1,914,328
SPAIN (2.2%)
Commercial Banks (1.6%)
Banco Santander SA, Series 11 (EUR), 3.50%, 02/06/14	500,000	718,143
Electric Utility (0.6%)
Iberdrola Finanzas SAU (EUR), EMTN, 7.50%, 11/25/15	150,000	254,504

		972,647

SWEDEN (0.3%)(a)
Commercial Banks (0.3%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18	100,000	140,303
UNITED KINGDOM (2.5%)
Commercial Banks (1.7%)
Bank of Scotland PLC (EUR), EMTN, 4.38%, 07/13/16	500,000	685,833
Standard Chartered Bank (EUR), 5.88%, 09/26/17	50,000	71,435

		757,268

Electric Utility (0.5%)
Scottish & Southern Energy PLC (EUR), MTN, 6.13%, 07/29/13	150,000	230,027
Water Utility (0.3%)
Severn Trent Utilities Finance PLC (EUR), EMTN, 5.25%, 03/11/16	100,000	146,194

		1,133,489

UNITED STATES (1.2%)
Commercial Banks (0.3%)
Citigroup, Inc. (EUR), EMTN, 7.38%, 09/04/19	100,000	147,041
Computers & Peripherals (0.9%)
International Business Machines Corp. (EUR), EMTN, 6.63%, 01/30/14	250,000	400,492

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
FOREIGN NON-GOVERNMENT BONDS (CONTINUED)
UNITED STATES (continued)
		547,533

Total Foreign Non-Government Bonds		13,129,274

OTHER DOMESTIC GOVERNMENT BONDS (21.3%)
AUSTRALIA (0.5%)
Australian Government Bond, Series 217 (AUD), 6.00%, 02/15/17	265,000	$227,637

BELGIUM (0.8%)
Belgium Government Bond, Series 31 (EUR), 5.50%, 03/28/28	210,000	348,499

CANADA (1.9%)
Canadian Government Bond
(CAD), 5.00%, 06/01/14	425,000	436,933
(CAD), 4.00%, 06/01/17	150,000	146,947
Canadian Government Bond, Series WL43 (CAD), 5.75%, 06/01/29	260,000	296,461

		880,341

GERMANY (14.9%)
Bundesobligation, Series 146 (EUR), 3.25%, 04/09/10	125,000	181,339
Bundesobligation, Series 150 (EUR), 4.00%, 04/13/12	140,000	211,737
Bundesobligation, Series 151 (EUR), 4.25%, 10/12/12	290,000	443,024
Bundesobligation, Series 152 (EUR), 3.50%, 04/12/13	280,000	418,785
Bundesobligation, Series 154 (EUR), 2.25%, 04/11/14	150,000	212,400
Bundesrepublik Deutschland, Series 00 (EUR), 5.25%, 01/04/11	260,000	392,859
Bundesrepublik Deutschland, Series 02
(EUR), 5.00%, 01/04/12	750,000	1,154,205
(EUR), 5.00%, 07/04/12	240,000	372,400
Bundesrepublik Deutschland, Series 03 (EUR), 4.25%, 01/04/14	250,000	384,414
Bundesrepublik Deutschland, Series 04 (EUR), 3.75%, 01/04/15	140,000	211,236
Bundesrepublik Deutschland, Series 05
(EUR), 3.25%, 07/04/15	140,000	205,602
(EUR), 3.50%, 01/04/16	460,000	682,163
(EUR), 4.00%, 01/04/37	450,000	636,442
Bundesrepublik Deutschland, Series 06 (EUR), 4.00%, 07/04/16	125,000	190,223
Bundesrepublik Deutschland, Series 07 (EUR), 4.25%, 07/04/39	200,000	297,479
Bundesrepublik Deutschland, Series 09 (EUR), 3.75%, 01/04/11	470,000	697,093

		6,691,401

UNITED KINGDOM (3.2%)
United Kingdom Treasury Gilt
(GBP), 5.00%, 03/07/25	460,000	820,037

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
OTHER DOMESTIC GOVERNMENT BONDS (CONTINUED)
UNITED KINGDOM (continued)
(GBP), 4.25%, 03/07/36	400,000	$639,654

		1,459,691

Total Other Domestic Government Bonds		9,607,569

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (9.9%)
UNITED STATES (9.9%)
Federal Home Loan Mortgage Corp., Pool # 1J0867 (USD), 5.17%, 01/01/38(a)	116,936	122,287
Federal National Mortgage Association TBA
(USD), 4.00%, 08/01/39(c)	825,000	809,016
(USD), 5.00%, 08/13/39(c)	800,000	818,500
(USD), 5.50%, 08/13/39(c)	800,000	828,751
(USD), 6.50%, 08/13/39(c)	800,000	855,500
Federal National Mortgage Association, Pool # 685200 (USD), 5.00%, 03/01/18	380,282	399,874
Federal National Mortgage Association, Pool # 930768 (USD), 4.00%, 03/01/29	261,579	259,417
Federal National Mortgage Association, Series 2001-60, Class SM (USD), 7.72%, 06/25/30(a)	1,317,120	85,128
Federal National Mortgage Association, Series 2005-51, Class ND (USD), 5.50%, 11/25/33	265,000	276,349

		4,454,822

Total U.S. Government Mortgage Backed Agencies		4,454,822

U.S. TREASURY OBLIGATIONS (16.2%)
UNITED STATES (16.2%)
U.S. Treasury Bonds (USD), 4.25%, 05/15/39	449,000	444,371
U.S. Treasury Notes
(USD), 1.13%, 06/30/11	212,000	212,182
(USD), 1.00%, 07/31/11	1,474,000	1,470,315
(USD), 1.50%, 07/15/12	2,965,000	2,956,668
(USD), 2.63%, 06/30/14	30,000	30,159
(USD), 2.50%, 07/31/14	1,424,000	1,430,123
(USD), 3.25%, 06/30/16	365,000	367,738
(USD), 3.13%, 05/15/19	391,000	378,903

		7,290,459

Total U.S. Treasury Obligations		7,290,459

YANKEE DOLLARS (3.8%)
BERMUDA (2.1%)(a)
Diversified Financial Services (2.1%)
Merna Reinsurance Ltd., Series A (USD), 1.25%, 06/30/12	500,000	469,150

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (CONTINUED)
BERMUDA(a) (continued)
Diversified Financial Services (continued)
Merna Reinsurance Ltd., Series B (USD), 2.35%, 06/30/12	$500,000	$469,500

		938,650

		938,650

CAYMAN ISLANDS (0.8%)(b)
Diversified Financial Services (0.8%)
TDIC Finance Ltd. (USD), 6.50%, 07/02/14	350,000	361,230
FRANCE (0.1%)(b)
Electric Utility (0.1%)
EDF SA (USD), 6.95%, 01/26/39	30,000	36,472
REPUBLIC OF SOUTH KOREA (0.5%)(b)
Electric Utility (0.3%)
Korea Electric Power Corp. (USD), 5.50%, 07/21/14	100,000	102,250
Oil, Gas & Consumable Fuels (0.2%)
Korea National Oil Corp. (USD), 5.38%, 07/30/14	100,000	102,125

		204,375

SPAIN (0.1%)
Diversified Telecommunication Services (0.1%)
Telefonica Emisiones SAU (USD), 5.88%, 07/15/19	55,000	60,318
UNITED STATES (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Nexen, Inc. (USD), 7.50%, 07/30/39	45,000	48,293
Talisman Energy, Inc. (USD), 5.85%, 02/01/37	28,000	24,811
TransCanada Pipelines Ltd. (USD), 6.50%, 08/15/18	30,000	33,980

		107,084

Total Yankee Dollars		1,708,129

Total Investments (Cost $41,289,693)(d) — 96.3%		43,329,961
Other assets in excess of liabilities — 3.7%		1,672,737

Net Assets — 100.0%		$45,002,698

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2009.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of trustees.
(c)	Mortgage Dollar Rolls.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Fixed Income Fund

EMTN	Euro Medium Term Note
MTN	Medium Term Note
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying notes to statements of investments.

At July 31, 2009, the Fund's open forward foreign currency contracts were as follows:

Purchase / Sale	Amount Purchased		Amount Sold		Market Value as of July 31, 2009	Unrealized Appreciation/ (Depreciation)
British Pound / Euro settlement date 10/22/09 (a)	GBP	79,000	EUR	91,687	$1,252	$1,252

Euro / Swedish Krona settlement date 10/22/09 (b)	EUR	321,650	SEK	3,372,000	(9,290)	(9,290)

Swedish Krona / Euro settlement date 10/22/09 (c)	SEK	3,540,000	EUR	322,943	30,748	30,748

Australian Dollar / United States Dollar settlement date 10/22/09	AUD	558,000	USD	456,915	463,552	6,637

British Pound / United States Dollar settlement date 10/22/09	GBP	496,000	USD	814,080	828,243	14,163

Canadian Dollar / United States Dollar settlement date 10/22/09	CAD	219,000	USD	202,517	203,413	896

Danish Kroner / United States Dollar settlement date 10/22/09	DKK	1,100,000	USD	209,854	210,280	426

Euro / United States Dollar settlement date 10/22/09	EUR	380,000	USD	539,304	541,553	2,249
settlement date 10/22/09	EUR	318,000	USD	447,340	453,195	5,855

Hungarian Forint / United States Dollar settlement date 10/22/09	HUF	9,260,000	USD	48,317	48,894	577

Japanese Yen / United States Dollar settlement date 10/22/09	JPY	161,742,000	USD	1,699,915	1,711,004	11,089

Malaysian Ringgit / United States Dollar settlement date 08/27/09	MYR	280,000	USD	79,298	79,456	158

Mexican Nuevo Peso / United States Dollar settlement date 10/22/09	MXN	1,637,000	USD	122,534	122,521	(13)

New Zealand Dollar / United States Dollar settlement date 10/22/09	NZD	50,000	USD	32,589	32,910	321

Norwegian Krone / United States Dollar settlement date 10/22/09	NOK	315,000	USD	50,315	51,305	990

Polish Zloty / United States Dollar settlement date 10/22/09	PLN	1,890,000	USD	635,727	646,753	11,026

Singapore Dollar / United States Dollar settlement date 10/22/09	SGD	230,000	USD	159,631	159,826	195

South African Rand / United States Dollar settlement date 10/22/09	ZAR	640,000	USD	80,818	81,255	437

South Korean Won / United States Dollar settlement date 08/27/09	KRW	465,000,000	USD	374,698	379,363	4,665

Swedish Krona / United States Dollar settlement date 10/22/09	SEK	1,627,000	USD	218,318	225,660	7,342

Taiwan Dollar / United States Dollar settlement date 08/27/09	TWD	5,420,000	USD	165,294	165,640	346

United States Dollar / Australian Dollar settlement date 10/22/09	USD	416,661	AUD	515,000	427,830	(11,169)

United States Dollar / Czech Koruna settlement date 10/22/09	USD	428,653	CZK	7,740,000	431,041	(2,388)

United States Dollar / Euro settlement date 10/22/09	USD	281,714	EUR	200,000	285,028	(3,314)

United States Dollar / Japanese Yen settlement date 10/22/09	USD	1,093,074	JPY	103,426,000	1,094,103	(1,029)

United States Dollar / Polish Zloty settlement date 10/22/09	USD	43,538	PLN	130,000	44,486	(948)

United States Dollar / Swiss Franc settlement date 10/22/09	USD	900,425	CHF	965,000	904,181	(3,756)

					$9,614,202	$67,465

Cross Currency Contract Details	Contract Value Local Amount	Contract Value Base Amount	Market Value Base Amount	Unrealized Appreciation/ (Depreciation)
(a) British Pound (Long) settlement date 10/22/09	79,000	$130,445	$131,918	$1,473
(a) Euro (Short) settlement date 10/22/09	91,687	(130,445)	(130,666)	(221)
(b) Euro (Long) settlement date 10/22/09	321,650	452,375	458,396	6,021
(b) Swedish Krona (Short) settlement date 10/22/09	3,372,000	(452,375)	(467,686)	(15,311)
(c) Swedish Krona (Long) settlement date 10/22/09	3,540,000	447,761	490,987	43,226
(c) Euro (Short) settlement date 10/22/09	322,943	(447,761)	(460,239)	(12,478)

		$0	$22,710	$22,710

At July 31, 2009, the Fund's open futures contracts were as follows:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Japan Government 10 Year Bond Mini Future	2	09/09/09	$(333)

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (95.9%)
Alabama (6.6%)
Alabama 21st Century Authority Revenue Bonds
, 5.75%, 12/01/15	$1,500,000	$1,507,095
, 5.50%, 12/01/21	4,000,000	3,243,680
Auburn University Revenue Bonds, Series A, 5.50%, 06/01/18	1,685,000	1,770,430
City of Birmingham Revenue Bonds, Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,670,865

		8,192,070

Arizona (2.3%)
Mesa Industrial Development Authority Revenue Bonds, (Discovery Health System), Series A (Pre-refunded/escrowed To Maturity), 5.63%, 01/01/29	800,000	824,600
Tempe Arizona General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,034,900

		2,859,500

California (5.2%)
California Educational Facilities Authority Revenue Bonds (California Institute of Technology) (Go of Institution), 5.00%, 11/01/39	1,000,000	1,009,510
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,065,650
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A (FSA), 5.00%, 10/01/22	1,300,000	1,350,765
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	1,988,780
State of California General Obligation Unlimited Bonds, Refunded, 5.00%, 03/01/21	1,000,000	1,027,000

		6,441,705

Connecticut (3.4%)
Hartford General Obligation Unlimited Bonds, Series A
(Assured Guaranty), 5.00%, 08/15/15	1,895,000	2,133,694
(Assured Guaranty), 5.00%, 08/15/16	1,870,000	2,109,173

		4,242,867

District of Columbia (1.4%)
District of Columbia General Obligation Unlimited Bonds, Unrefunded Balance, Series A, 5.50%, 06/01/29	1,775,000	1,793,531

Florida (0.9%)
Florida State Board of Education General Obligation Unlimited Bonds, Refunded (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,091,979

Georgia (5.5%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	559,675
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	106,737
Georgia Local Government Certificate of Participation, (Grantor Trust), Series A (MBIA), 4.75%, 06/01/28	975,000	883,487
Georgia State General Obligation Unlimited Bonds, Series D, 5.00%, 07/01/18	400,000	441,220
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series 2005 V (Pre-refunded/escrowed To Maturity), 6.60%, 01/01/18	55,000	65,014
Municipal Electric Authority of Georgia Revenue Bonds, Series 2005 V (Go of Participants), 6.60%, 01/01/18	2,230,000	2,532,388
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series 2005 V (Pre-refunded/escrowed To Maturity), 6.60%, 01/01/18	465,000	566,040
Private Colleges & Universities Authority Revenue Bonds, Refunded, (Emory University Project), Series C, 5.00%, 09/01/17	380,000	435,290
Private Colleges & Universities Authority Revenue Bonds, Refunded, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,309,965

		6,899,816

Illinois (1.9%)
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,196,012
Illinois State Toll Highway Authority Revenue Bonds, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,174,260

		2,370,272

Indiana (6.2%)
Ball State University Revenue Bonds, Student Fee, Series J (Pre-refunded/escrowed To Maturity), 6.20%, 07/01/20	1,000,000	1,061,010

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
Indiana (continued)
Ball State University Revenue Bonds, Student Fee, Series J (Pre-refunded/escrowed To Maturity), 6.20%, 07/01/20	$1,000,000	$1,061,010
Indiana Toll Road Commission Revenue Bonds (Pre-refunded/escrowed To Maturity), 9.00%, 01/01/15	5,335,000	6,616,947

		7,677,957

Kansas (0.8%)
City of Wichita Revenue Bonds, Refunded, (Facilities Improvement), Series XI, 6.75%, 11/15/19	1,000,000	1,015,380

Louisiana (1.6%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Road & Street Improvement) (Assured Guaranty), 5.00%, 08/01/24	540,000	564,624
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series 2001B, 5.88%, 05/15/39	1,750,000	1,385,125

		1,949,749

Massachusetts (6.9%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series D, 5.50%, 08/01/19	1,000,000	1,189,660
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Refunded, Series D
, 5.50%, 10/01/16	1,000,000	1,190,360
, 5.50%, 10/01/18	2,000,000	2,383,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Amherst College), Series K-2, 2.75%, 11/01/38	1,000,000	1,021,400
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology), Series A, 5.00%, 07/01/38	1,000,000	1,038,980
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Refunded, (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,700,760

		8,524,660

Michigan (3.8%)
Grand Rapids Building Authority General Obligation Unlimited Bonds, Refunded-Limited Tax, 5.00%, 08/01/20	900,000	952,218
State of Michigan General Obligation Unlimited Bonds, (Environmental Protection Program), 6.25%, 11/01/12	3,500,000	3,762,640

		4,714,858

Minnesota (0.4%)
University of Minnesota Revenue Bonds, Series A (Go of University), 5.25%, 04/01/29	500,000	536,365

Mississippi (0.9%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District) (FSA State Aid Withholding), 5.50%, 04/01/22	1,000,000	1,091,190

Missouri (1.5%)
County of Jackson Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,532,530
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Unrefunded Balance, Series A, 6.55%, 07/01/14	290,000	291,163

		1,823,693

New Hampshire (1.7%)
New Hampshire Health & Educational Facilities Authority Revenue Bonds (University System), Series A, 5.00%, 07/01/23	1,000,000	1,034,710
New Hampshire Health & Educational Facilities Authority Revenue Bonds, Refunded, (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,038,020

		2,072,730

New Jersey (1.8%)
New Jersey State Turnpike Authority Revenue Bonds, Series 2005 C, 6.50%, 01/01/16	155,000	179,735
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded, Series 2005 C (Pre-refunded/escrowed To Maturity), 6.50%, 01/01/16	790,000	939,112

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	$1,000,000	$1,126,330

		2,245,177

New York (4.4%)
New York City Transitional Finance Authority Revenue Bonds, Prerefunded-Future Tax, Series B (Pre-refunded/escrowed To Maturity), 5.75%, 11/15/19	795,000	836,300
New York City Transitional Finance Authority Revenue Bonds, Secured-Future Tax, Series D, 5.00%, 02/01/23	2,000,000	2,079,720
New York City Transitional Finance Authority Revenue Bonds, Unrefunded-Future Tax, Series B (Pre-refunded/escrowed To Maturity), 5.75%, 11/15/19	205,000	215,650
New York Local Government Assistance Corp. Revenue Bonds, Refunded, Series E (Go of Corp), 6.00%, 04/01/14	1,000,000	1,127,850
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A (NATL-RE FGIC), 5.50%, 05/15/23	1,160,000	1,259,400

		5,518,920

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	425,000	425,383

Pennsylvania (5.1%)
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	919,416
Pennsylvania Turnpike Commission Revenue Bonds, Refunded, Series A, 5.25%, 07/15/29	4,100,000	4,340,424
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A (State Aid Withholding), 5.00%, 06/01/22	1,000,000	1,082,200

		6,342,040

South Carolina (1.4%)
City of Greenville Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,799,075

Tennessee (2.8%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/26	4,000,000	3,539,000

Texas (20.0%)
City of San Antonio Revenue Bonds, Refunded, 5.00%, 05/15/25	1,000,000	1,027,840
Dallas Area Rapid Transit Revenue Bonds, Refunded, Sr. Lien, 5.00%, 12/01/36	2,000,000	1,985,120
Fort Bend Independent School District General Obligation Unlimited Bonds (Pre-refunded/escrowed To Maturity), 5.00%, 02/15/18	2,300,000	2,687,182
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Series B (Pre-refunded/escrowed To Maturity), 5.75%, 07/01/27	5,325,000	6,221,730
Houston General Obligation Limited Bonds (Public Improvement), Series A-1 (MBIA), 5.00%, 03/01/19	2,000,000	2,108,800
Houston Utility System Revenue Bonds, Refunded, First Lien, Series A (FSA), 5.25%, 05/15/20	1,500,000	1,609,035
Lower Colorado River Authority Revenue Bonds, Refunded, Jr. Lien (Pre-refunded/escrowed To Maturity), 6.00%, 01/01/17	1,245,000	1,512,538
Texas State General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,739,275
Texas State General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,214,325
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/27	1,500,000	1,572,780

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (CONTINUED)
Texas (continued)
Wichita Falls Revenue Bonds (Priority Lien) (Pre-refunded/escrowed To Maturity), 5.38%, 08/01/19	$2,000,000	$2,184,760

		24,863,385

Utah (2.0%)
Utah Transit Authority Revenue Bonds, Refunded, Series A, 5.00%, 06/15/31	2,455,000	2,504,149

Washington (7.1%)
City of Seattle Revenue Bonds, Refunded (FGIC), 5.13%, 03/01/26	1,000,000	1,026,170
King County General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,135,620
Seattle Municipal Light & Power Revenue Bonds, Refunded (FSA), 4.50%, 08/01/19	1,000,000	1,037,980
Seattle Washington Water Systems Revenue Bonds, 5.00%, 02/01/26	1,000,000	1,059,560
Washington State General Obligation Unlimited Bonds, Refunded, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,191,560
Washington State General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,322,150

		8,773,040

Total Municipal Bonds		119,308,491

REPURCHASE AGREEMENTS (4.0%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $4,912,905, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $5,011,229	4,912,889	4,912,889

Total Repurchase Agreement		4,912,889

Total Investments (Cost $121,207,529)(a) — 99.9%		124,221,380
Other assets in excess of liabilities — 0.1%		118,932

Net Assets — 100.0%		$124,340,312

(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
CHINA (18.3%)
Commercial Banks (1.7%)(a)
China Merchants Bank Co. Ltd.	352,950	$827,526

Leisure Equipment & Products (1.7%)(a)
Li Ning Co. Ltd.	250,000	825,389

Oil, Gas & Consumable Fuels (8.5%)
CNOOC Ltd. (a)	1,512,000	2,011,819
PetroChina Co. Ltd. (a)	1,612,000	1,899,236
PetroChina Co. Ltd. ADR	2,512	295,788

		4,206,843

Wireless Telecommunication Services (6.4%)(a)
China Mobile Ltd.	300,000	3,148,144

		9,007,902

HONG KONG (76.7%)
Commercial Banks (11.7%)(a)
Dah Sing Banking Group Ltd.	1,022,000	1,173,996
Standard Chartered PLC	108,000	2,546,929
Wing Hang Bank Ltd.	210,000	2,012,359

		5,733,284

Consumer Finance (3.6%)(a)
AEON Credit Service (Asia) Co. Ltd.	1,394,000	984,008
Public Financial Holdings Ltd.	1,570,000	806,066

		1,790,074

Distributors (3.3%)(a)
Integrated Distribution Services Group Ltd.	621,000	920,818
Xinao Gas Holdings Ltd.	420,000	696,842

		1,617,660

Diversified Telecommunication Services (2.0%)
Asia Satellite Telecommunications Holdings Ltd.	680,000	973,961

Electric Utility (1.0%)(a)
CLP Holdings Ltd.	69,000	468,970

Food & Staples Retailing (3.3%)
Convenience Retail Asia Ltd.	902,000	279,336
Dairy Farm International Holdings Ltd. (a)	199,800	1,348,127

		1,627,463

Hotels, Restaurants & Leisure (5.8%)(a)
Cafe De Coral Holdings Ltd.	340,000	717,320
Hongkong & Shanghai Hotels Ltd. (The)	1,867,000	2,141,308

		2,858,628

Industrial Conglomerates (8.5%)(a)
Jardine Strategic Holdings Ltd.	258,000	4,193,361

Marine (1.1%)(a)
Pacific Basin Shipping Ltd.	745,000	559,433

Multiline Retail (4.2%)(a)
AEON Stores (Hong Kong) Co. Ltd.	1,120,000	2,037,622

Real Estate Management & Development (16.4%)(a)
Hang Lung Group Ltd.	365,000	1,886,481
Sun Hung Kai Properties Ltd.	123,000	1,867,536
Swire Pacific Ltd., Class A	115,000	1,290,189
Swire Pacific Ltd., Class B	1,420,000	3,008,262

		8,052,468

Road & Rail (3.9%)(a)
MTR Corp. Ltd.	535,000	1,937,858

Semiconductors & Semiconductor Equipment (4.6%)(a)
ASM Pacific Technology Ltd.	330,000	2,236,026

Specialty Retail (1.7%)(a)
Giordano International Ltd.	2,750,000	856,853

Textiles, Apparel & Luxury Goods (2.2%)(a)
Texwinca Holdings Ltd.	1,400,000	1,093,280

Transportation Infrastructure (3.4%)(a)
Hong Kong Aircraft Engineering Co. Ltd.	122,800	1,675,385

		37,712,326

SINGAPORE (2.5%)(a)
Real Estate Management & Development (2.5%)
Yanlord Land Group Ltd.	650,000	1,209,658

Total Common Stocks		47,929,886

REPURCHASE AGREEMENTS (4.6%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $2,241,184, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $2,286,038	$2,241,177	2,241,177

Total Repurchase Agreement		2,241,177

Total Investments (Cost $38,963,805)(b) — 102.1%		50,171,063

Liabilities in excess of other assets — (2.1)%		(1,020,656)

Net Assets — 100.0%		$49,150,407

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (85.7%)
BRAZIL (9.3%)
Commercial Banks (3.1%)
Banco Bradesco SA ADR	172,000	$2,712,440

Multiline Retail (1.3%)
Lojas Renner SA	78,000	1,142,484

Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR	87,000	2,931,900

Tobacco (1.6%)
Souza Cruz SA	43,000	1,463,918

		8,250,742

CHILE (1.8%)
Commercial Banks (1.8%)
Banco Santander Chile ADR	33,005	1,620,876

CHINA (7.2%)(a)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd.	2,195,200	2,586,354

Wireless Telecommunication Services (4.3%)
China Mobile Ltd.	365,600	3,836,539

		6,422,893

HONG KONG (5.3%)(a)
Real Estate Management & Development (5.3%)
Hang Lung Group Ltd.	452,000	2,336,135
Swire Pacific Ltd., Class A	60,000	673,142
Swire Pacific Ltd., Class B	782,500	1,657,722

		4,666,999

HUNGARY (3.1%)(a)
Pharmaceuticals (3.1%)
Richter Gedeon Nyrt.	14,000	2,763,790

INDIA (12.6%)
Automobiles (1.5%)(a)
Hero Honda Motors Ltd.	40,000	1,343,517

Commercial Banks (1.0%)
ICICI Bank Ltd. ADR	27,000	846,450

Construction Materials (1.7%)
Grasim Industries Ltd. (a)	6,000	343,808
Grasim Industries Ltd. GDR, Registered Shares (b)	20,000	1,147,000

		1,490,808

Diversified Financial Services (2.6%)(a)
Housing Development Finance Corp. Ltd.	44,000	2,336,200

Household Durables (1.2%)(a)
Hindustan Unilever Ltd.	170,000	1,032,157

Information Technology Services (2.4%)
Infosys Technologies Ltd. (a)	10,000	430,037
Infosys Technologies Ltd. ADR	40,433	1,739,832

		2,169,869

Pharmaceuticals (1.1%)(a)
Glaxosmithkline Pharmaceuticals Ltd.	35,000	999,309

Wireless Telecommunication Services (1.1%)(a)
Bharti Airtel Ltd.	110,000	946,379

		11,164,689

INDONESIA (2.0%)(a)
Automobiles (2.0%)
PT Astra International Tbk	606,500	1,789,645

ISRAEL (4.0%)
Pharmaceuticals (2.3%)
Teva Pharmaceutical Industries Ltd. ADR	38,500	2,053,590

Software (1.7%)
Checkpoint Software Technologies Ltd.*	57,335	1,530,271

		3,583,861

ITALY (2.0%)
Energy Equipment & Services (2.0%)
Tenaris SA ADR	58,000	1,758,560

MALAYSIA (2.8%)(a)
Commercial Banks (2.8%)
Bumiputra Commerce Holdings Bhd	480,000	1,470,698
Public Bank Bhd	355,500	1,050,543

		2,521,241

MEXICO (8.4%)
Beverages (3.4%)
Fomento Economico Mexicano SAB de CV ADR	78,000	3,010,800

Commercial Banks (2.2%)
Grupo Financiero Banorte SAB de CV	799,000	1,979,942

Food & Staples Retailing (1.5%)
Organizacion Soriana SAB de CV, Class B*	543,000	1,357,079

Transportation Infrastructure (1.3%)
Grupo Aeroportuario del Sureste SAB de CV ADR	26,000	1,153,880

		7,501,701

PHILIPPINES (2.4%)(a)
Commercial Banks (1.0%)
Bank of the Philippine Islands	980,000	924,357

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
PHILIPPINES(a) (continued)
Real Estate Management & Development (1.4%)
Ayala Land, Inc.	6,500,000	$1,228,392

		2,152,749

REPUBLIC OF SOUTH KOREA (1.7%)(a)
Food & Staples Retailing (1.7%)
Shinsegae Co. Ltd.	3,400	1,469,240

RUSSIAN FEDERATION (2.7%)(a)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL ADR	47,000	2,346,839

SOUTH AFRICA (5.2%)(a)
Food & Staples Retailing (3.1%)
Massmart Holdings Ltd.	282,800	2,762,699

Specialty Retail (2.1%)
Truworths International Ltd.	355,000	1,831,531

		4,594,230

TAIWAN (4.2%)(a)
Semiconductors & Semiconductor Equipment (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,484,309	2,643,985

Wireless Telecommunication Services (1.2%)
Taiwan Mobile Co. Ltd.	720,000	1,101,829

		3,745,814

THAILAND (4.4%)(a)
Construction Materials (2.5%)
Siam Cement Public Co. Ltd. (The)	410,000	2,222,111

Oil, Gas & Consumable Fuels (1.9%)
PTT Exploration & Production Public Co. Ltd., Foreign Shares	425,000	1,722,015

		3,944,126

TURKEY (4.5%)(a)
Commercial Banks (3.1%)
Akbank T.A.S.	482,000	2,725,518

Food & Staples Retailing (1.4%)
BIM Birlesik Magazalar A.S.	33,000	1,298,173

		4,023,691

UNITED KINGDOM (2.1%)(a)
Commercial Banks (2.1%)
Standard Chartered PLC	80,000	1,898,978

Total Common Stocks		76,220,664

PREFERRED STOCKS (10.0%)
BRAZIL (6.0%)
Metals & Mining (3.7%)
Vale SA ADR, Preferred Shares	190,726	3,280,487

Specialty Retail (2.3%)
Ultrapar Participacoes SA, Preferred Shares	60,000	2,021,767

		5,302,254

REPUBLIC OF SOUTH KOREA (4.0%)(a)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares	9,500	3,589,338

Total Preferred Stocks		8,891,592

REPURCHASE AGREEMENTS (4.7%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $4,193,608, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $4,277,535	$4,193,594	4,193,594

Total Repurchase Agreement		4,193,594

Total Investments (Cost $76,248,944)(c) — 100.4%		89,305,850
Liabilities in excess of other assets — (0.4)%		(336,998)

Net Assets — 100.0%		$88,968,852

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.29% of net assets as of July 31, 2009.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.1%)
AUSTRALIA (2.9%)(a)
Insurance (2.9%)
QBE Insurance Group Ltd.	76,520	$1,245,235

AUSTRIA (3.9%)(a)
Insurance (3.9%)
Vienna Insurance Group	36,699	1,696,318

BERMUDA (2.1%)
Insurance (2.1%)
Aspen Insurance Holdings Ltd.	36,800	915,216

BRAZIL (4.1%)
Diversified Financial Services (4.1%)
BM&F BOVESPA SA	198,047	1,278,407
Cia Brasileira de Meios de Pagamento*	51,300	489,842

		1,768,249

CANADA (4.3%)
Commercial Banks (4.3%)
Royal Bank of Canada	38,894	1,851,889

FRANCE (8.5%)(a)
Commercial Banks (5.3%)
BNP Paribas SA	31,507	2,287,431

Insurance (3.2%)
AXA SA	64,181	1,354,557

		3,641,988

GREECE (1.9%)(a)
Commercial Banks (1.9%)
National Bank of Greece SA *	28,320	824,858

HONG KONG (4.3%)(a)
Real Estate Management & Development (4.3%)
Sun Hung Kai Properties Ltd.	121,000	1,837,170

ITALY (1.6%)(a)
Commercial Banks (1.6%)
Intesa Sanpaolo Spa *	185,783	690,715

JAPAN (4.9%)(a)
Commercial Banks (2.0%)
Bank of Yokohama Ltd. (The)	158,000	853,176

Real Estate Management & Development (2.9%)
Mitsubishi Estate Co. Ltd.	76,920	1,276,917

		2,130,093

SINGAPORE (2.0%)(a)
Commercial Banks (2.0%)
United Overseas Bank Ltd.	73,000	896,291

SPAIN (2.7%)(a)
Commercial Banks (2.7%)
Banco Bilbao Vizcaya Argentaria SA	72,600	1,188,425

SWITZERLAND (4.2%)(a)
Capital Markets (1.1%)
Bank Sarasin & Cie AG *	15,000	489,061

Insurance (3.1%)
Zurich Financial Services AG	6,728	1,321,788

		1,810,849

UNITED KINGDOM (7.8%)(a)
Commercial Banks (5.2%)
Standard Chartered PLC	92,885	2,204,832

Insurance (2.6%)
Aviva PLC	193,952	1,132,051

		3,336,883

UNITED STATES (41.9%)
Capital Markets (10.0%)
Charles Schwab Corp. (The)	59,480	1,062,908
Goldman Sachs Group, Inc. (The)	7,720	1,260,676
Invesco Ltd.	24,974	493,236
State Street Corp.	29,500	1,483,850

		4,300,670

Commercial Banks (6.9%)
Bank of the Ozarks, Inc.	25,260	638,573
CapitalSource, Inc.	109,846	509,685
TCF Financial Corp.	30,890	436,784
Wells Fargo & Co.	25,100	613,946
Western Alliance Bancorp*	56,562	391,975
Wintrust Financial Corp.	13,200	345,180

		2,936,143

Consumer Finance (4.0%)
Capital One Financial Corp.	26,380	809,866
Visa, Inc., Class A	13,540	886,328

		1,696,194

Diversified Financial Services (6.2%)
IntercontinentalExchange, Inc.*	6,460	607,628
JPMorgan Chase & Co.	52,540	2,030,671

		2,638,299

Information Technology Services (1.9%)
Alliance Data Systems Corp.*	16,200	826,200

Insurance (9.3%)
Aflac, Inc.	11,170	422,896
Hanover Insurance Group, Inc. (The)	27,540	1,082,598
HCC Insurance Holdings, Inc.	31,150	781,865
MetLife, Inc.	25,820	876,589
Reinsurance Group of America, Inc.	19,840	823,360

		3,987,308

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Internet Software & Services (0.5%)
Solera Holdings, Inc.*	8,030	$216,248

Real Estate Investment Trust (REIT) (1.7%)
Health Care REIT, Inc.	10,840	434,251
Macerich Co. (The)	15,620	307,245

		741,496

Real Estate Management & Development (1.4%)
Jones Lang LaSalle, Inc.	15,900	603,564

		17,946,122

Total Common Stocks		41,780,301

WARRANTS (0.0%)
SWITZERLAND (0.0%)
Capital Markets (0.0%)
Bank Sarasin & CIE AG, Expiring 09/15/09*	15,000	13,761

Total Warrant		13,761

REPURCHASE AGREEMENT (1.2%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $800,475 collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $816,495	$800,472	800,472

Total Repurchase Agreement		800,472

Total Investments (Cost $38,482,612)(b) — 99.6%		42,594,534
Other assets in excess of liabilities — 0.4%		159,879

Net Assets — 100.0%		$42,754,413

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.7%)
AUSTRIA (2.2%)(a)
Biotechnology (2.2%)
Intercell AG *	26,400	$968,195

BELGIUM (3.0%)(a)
Metals & Mining (0.7%)
Umicore	12,740	332,595

Wireless Telecommunication Services (2.3%)
Mobistar SA	15,783	1,005,213

		1,337,808

BERMUDA (2.5%)
VistaPrint Ltd.*	27,410	1,130,663

DENMARK (2.0%)(a)
Biotechnology (0.5%)
Genmab AS *	5,400	216,083

Insurance (1.5%)
TrygVesta AS	9,820	661,463

		877,546

FINLAND (4.4%)(a)
Auto Components (1.7%)
Nokian Renkaat OYJ	35,730	756,569

Diversified Telecommunication Services (2.7%)
Elisa OYJ	66,207	1,215,217

		1,971,786

FRANCE (4.1%)(a)
Media (3.4%)
Eutelsat Communications	54,720	1,526,159

Software (0.7%)
Ubisoft Entertainment SA *	17,651	301,410

		1,827,569

GERMANY (1.9%)(a)
Information Technology Services (0.9%)
Wirecard AG	38,680	424,145

Life Sciences Tools & Services (1.0%)
Gerresheimer AG	19,970	444,307

		868,452

GIBRALTAR (0.6%)(a)
Hotels, Restaurants & Leisure (0.6%)
888 Holdings PLC	185,420	254,656

ITALY (1.4%)(a)
Textiles, Apparel & Luxury Goods (1.4%)
Tod’s SpA	10,820	627,476

JERSEY (5.1%)(a)
Charter International PLC	46,530	435,643
Petrofac Ltd.	145,989	1,827,980

		2,263,623

NETHERLANDS (2.6%)(a)
Gemalto NV *	31,570	1,179,241

SPAIN (2.0%)(a)
Biotechnology (2.0%)
Grifols SA	49,780	907,025

SWEDEN (1.3%)(a)
Health Care Equipment & Supplies (1.3%)
Elekta AB, B Shares	36,950	581,066

SWITZERLAND (1.1%)(a)
Biotechnology (0.4%)
Basilea Pharmaceutica AG, Registered Shares *	1,680	149,826

Health Care Equipment & Supplies (0.7%)
Nobel Biocare Holding AG, Registered Shares	13,560	322,804

		472,630

UNITED KINGDOM (10.2%)(a)
Aerospace & Defense (0.7%)
VT Group PLC	39,308	308,611

Commercial Services & Supplies (5.9%)
Aggreko PLC	85,262	779,458
Intertek Group PLC	47,940	831,924
Serco Group PLC	154,130	1,039,140

		2,650,522

Industrial Conglomerates (0.7%)
Smiths Group PLC	25,480	306,402

Insurance (2.3%)
Amlin PLC	182,970	1,015,968

Road & Rail (0.6%)
Arriva PLC	35,021	253,841

		4,535,344

UNITED STATES (48.3%)
Biotechnology (1.4%)
Illumina, Inc.*	17,190	621,247

Chemicals (3.2%)
CF Industries Holdings, Inc.	11,150	880,181
Intrepid Potash, Inc.*	21,260	537,028

		1,417,209

Commercial Services & Supplies (2.9%)
Stericycle, Inc.*	11,470	587,264
Waste Connections, Inc.*	25,050	706,660

		1,293,924

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED STATES (continued)
Consumer Finance (2.0%)
Portfolio Recovery Associates, Inc.*	19,370	$893,926

Containers & Packaging (2.1%)
Pactiv Corp.*	37,940	955,329

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.*	2,570	241,734

Electrical Equipment (1.9%)
American Superconductor Corp.*	26,960	867,303

Electronic Equipment & Instruments (1.6%)
Itron, Inc.*	13,500	704,295

Energy Equipment & Services (0.0%)
Basic Energy Services, Inc.*	3,000	20,250

Health Care Equipment & Supplies (10.6%)
American Medical Systems Holdings, Inc.*	21,260	325,065
Cyberonics, Inc.*	11,696	194,271
DexCom, Inc.*	52,320	337,987
ev3, Inc.*	68,950	846,016
Intuitive Surgical, Inc.*	3,940	895,641
Masimo Corp.*	21,970	537,167
NuVasive, Inc.*	19,490	806,691
PSS World Medical, Inc.*	37,670	761,311

		4,704,149

Health Care Providers & Services (3.8%)
Amedisys, Inc.*	15,860	709,101
Psychiatric Solutions, Inc.*	36,107	975,611

		1,684,712

Household Durables (0.6%)
Toll Brothers, Inc.*	14,770	288,901

Information Technology Services (1.2%)
SAIC, Inc.*	29,490	533,474

Insurance (0.6%)
Arthur J. Gallagher & Co.	10,950	250,755

Internet Software & Services (1.3%)
Equinix, Inc.*	7,160	585,187

Leisure Equipment & Products (1.0%)
Pool Corp.	18,930	447,127

Media (1.3%)
Marvel Entertainment, Inc.*	14,170	560,565

Multiline Retail (1.4%)
Family Dollar Stores, Inc.	19,840	623,373

Oil, Gas & Consumable Fuels (0.0%)
Brigham Exploration Co.*	400	1,952
VeraSun Energy Corp. (b)	600	6

		1,958

Personal Products (3.7%)
Alberto-Culver Co.	38,131	976,916
Chattem, Inc.*	10,730	672,449

		1,649,365

Real Estate Investment Trust (REIT) (0.0%)
Anthracite Capital, Inc.	4,000	2,320

Software (3.7%)
Concur Technologies, Inc.*	26,560	916,054
MSCI, Inc., Class A*	26,280	734,526

		1,650,580

Specialty Retail (1.2%)
Tractor Supply Co.*	11,300	542,061

Thrifts & Mortgage Finance (2.3%)
NewAlliance Bancshares, Inc.	82,440	1,009,890

		21,549,634

Total Common Stocks		41,352,714

EXCHANGE TRADED FUNDS (3.7%)
Equity Fund (3.7%)
iShares MSCI Japan Small Cap Index Fund	21,000	892,920
SPDR KBW Regional Banking ETF	36,146	752,560

Total Exchange Traded Funds		1,645,480

REPURCHASE AGREEMENTS (1.5%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $649,622, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $662,623	$649,620	649,620

Total Repurchase Agreement		649,620

Total Investments (Cost $45,145,301)(c) — 97.9%		43,647,814
Other assets in excess of liabilities — 2.1%		946,752

Net Assets — 100.0%		$44,594,566

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	Security filed for bankruptcy.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Global Utilities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.1%)
BELGIUM (3.6%)(a)
Diversified Telecommunication Services (3.6%)
Belgacom SA	12,500	$447,733

BRAZIL (5.7%)
Diversified Telecommunication Services (5.7%)
Telesp - Telecomunicacoes de Sao Paulo SA ADR	30,600	709,308

CANADA (3.0%)
Diversified Telecommunication Services (3.0%)
Telus Corp.	12,700	366,732

CHINA (4.3%)(a)
Wireless Telecommunication Services (4.3%)
China Mobile Ltd.	50,000	524,691

FRANCE (8.9%)(a)
Diversified Telecommunication Services (3.7%)
France Telecom SA	18,100	451,401

Gas Utility (5.2%)
GDF Suez	16,800	641,774

		1,093,175

GERMANY (10.8%)(a)
Electric Utility (7.6%)
E.ON AG	24,500	930,792

Multi-Utilities (3.2%)
RWE AG	4,670	394,587

		1,325,379

ITALY (2.3%)(a)
Multi-Utilities (2.3%)
Hera SpA	115,400	284,678

NETHERLANDS (4.7%)(a)
Diversified Telecommunication Services (4.7%)
Koninklijke KPN NV	38,570	580,046

PORTUGAL (2.0%)(a)
Diversified Telecommunication Services (2.0%)
Portugal Telecom SGPS SA	24,000	245,338

SINGAPORE (3.1%)(a)
Diversified Telecommunication Services (3.1%)
Singapore Telecommunications Ltd.	159,000	386,512

SPAIN (10.2%)(a)
Diversified Telecommunication Services (7.1%)
Telefonica SA	35,100	873,154

Electric Utility (3.1%)
Iberdrola SA	45,500	390,049

		1,263,203

TAIWAN (3.9%)(a)
Wireless Telecommunication Services (3.9%)
Taiwan Mobile Co. Ltd.	313,000	478,989

UNITED KINGDOM (18.4%)(a)
Electric Utilities (6.6%)
National Grid PLC	54,500	508,317
Scottish & Southern Energy PLC	16,096	297,895

		806,212

Multi-Utilities (3.9%)
Centrica PLC	131,700	484,737

Wireless Telecommunication Services (7.9%)
Vodafone Group PLC	472,900	972,136

		2,263,085

UNITED STATES (16.2%)
Diversified Telecommunication Services (9.4%)
AT&T, Inc.	23,200	608,536
Verizon Communications, Inc.	17,300	554,811

		1,163,347

Electric Utilities (6.8%)
FPL Group, Inc.	9,690	549,132
PPL Corp.	8,400	283,836

		832,968

		1,996,315

Total Common Stocks		11,965,184

REPURCHASE AGREEMENTS (1.7%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $202,244, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $206,291	$202,243	202,243

Total Repurchase Agreement		202,243

Total Investments (Cost $14,308,094)(b) — 98.8%		12,167,427
Other assets in excess of liabilities — 1.2%		150,133

Net Assets — 100.0%		$12,317,560

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.3%)
AUSTRALIA (2.4%)(a)
Insurance (2.4%)
QBE Insurance Group Ltd.	530,400	$8,631,371

BELGIUM (2.0%)(a)
Diversified Telecommunication Services (2.0%)
Belgacom SA	202,800	7,264,023

BRAZIL (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Petroleo Brasileiro SA ADR	414,800	13,978,760

CHINA (2.8%)(a)
Oil, Gas & Consumable Fuels (1.4%)
PetroChina Co. Ltd.	4,278,000	5,040,281

Wireless Telecommunication Services (1.4%)
China Mobile Ltd.	485,558	5,095,355

		10,135,636

FRANCE (2.6%)(a)
Electrical Equipment (2.6%)
Schneider Electric SA	104,198	9,457,843

GERMANY (7.5%)(a)
Air Freight & Logistics (1.1%)
Deutsche Post AG	247,900	3,914,813

Electric Utility (3.5%)
E.ON AG	335,016	12,727,757

Food & Staples Retailing (1.0%)
Metro AG	63,800	3,693,387

Textiles, Apparel & Luxury Goods (1.9%)
Adidas AG	164,091	6,923,354

		27,259,311

HONG KONG (2.4%)(a)
Real Estate Management & Development (2.4%)
Swire Pacific Ltd., Class A	772,500	8,666,706

INDIA (0.3%)(a)
Wireless Telecommunication Services (0.3%)
Bharti Airtel Ltd.	103,984	894,621

ITALY (9.8%)
Commercial Banks (2.5%)(a)
Intesa Sanpaolo SpA *	2,489,664	9,256,227

Energy Equipment & Services (3.6%)
Tenaris SA ADR	426,300	12,925,416

Oil, Gas & Consumable Fuels (3.7%)(a)
Eni SpA	569,875	13,314,174

		35,495,817

JAPAN (11.8%)(a)
Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd.	131,168	7,036,026

Commercial Banks (1.0%)
Bank of Yokohama Ltd. (The)	647,000	3,493,699

Machinery (1.9%)
Fanuc Ltd.	84,200	6,880,960

Office Electronics (2.5%)
Canon, Inc.	245,100	9,086,242

Pharmaceuticals (2.5%)
Takeda Pharmaceutical Co. Ltd.	219,604	8,848,090

Real Estate Management & Development (2.0%)
Daito Trust Construction Co. Ltd.	150,200	7,366,705

		42,711,722

MEXICO (2.6%)
Transportation Infrastructure (2.6%)
Grupo Aeroportuario del Sureste SAB de CV ADR	210,500	9,341,990

NETHERLANDS (2.6%)(a)
Industrial Conglomerates (2.6%)
Koninklijke Philips Electronics NV	413,062	9,401,916

SINGAPORE (4.4%)(a)
Commercial Banks (1.9%)
Oversea-Chinese Banking Corp. Ltd.	1,275,028	6,924,620

Hotels, Restaurants & Leisure (2.5%)
City Developments Ltd.	1,252,000	8,806,626

		15,731,246

SPAIN (2.4%)(a)
Insurance (2.4%)
Mapfre SA	2,367,131	8,814,737

SWEDEN (5.1%)(a)
Commercial Banks (3.1%)
Nordea Bank AB	1,147,900	11,108,034

Communications Equipment (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares	754,693	7,433,045

		18,541,079

SWITZERLAND (8.0%)(a)
Food Products (1.9%)
Nestle SA	172,120	7,076,157

Insurance (3.6%)
Zurich Financial Services AG	66,700	13,103,931

Pharmaceuticals (2.5%)
Roche Holding AG	56,600	8,926,572

		29,106,660

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,193,278	$12,493,615

UNITED KINGDOM (21.2%)(a)
Commercial Banks (3.1%)
Standard Chartered PLC	469,100	11,135,133

Food & Staples Retailing (1.9%)
William Morrison Supermarkets PLC	1,573,800	7,067,425

Machinery (1.5%)
Weir Group PLC (The)	611,500	5,583,530

Metals & Mining (3.7%)
Rio Tinto PLC	317,685	13,228,948

Multi-Utilities (1.4%)
Centrica PLC	1,388,357	5,110,011

Oil, Gas & Consumable Fuels (1.0%)
Royal Dutch Shell PLC, Class B	134,100	3,476,772

Pharmaceuticals (1.9%)
AstraZeneca PLC	149,992	6,985,314

Tobacco (3.1%)
British American Tobacco PLC	291,450	9,045,112
Imperial Tobacco Group PLC	75,563	2,156,050

		11,201,162

Wireless Telecommunication Services (3.6%)
Vodafone Group PLC	6,263,790	12,876,418

		76,664,713

Total Common Stocks		344,591,766

PREFERRED STOCK (3.9%)(a)
REPUBLIC OF SOUTH KOREA (3.9%)
Samsung Electronics Co. Ltd. GDR	76,600	14,282,694

Total Preferred Stocks		14,282,694

REPURCHASE AGREEMENTS (1.7%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $6,108,523, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $6,230,774	$6,108,503	6,108,503

Total Repurchase Agreement		6,108,503

Total Investments (Cost $328,635,810)(b) — 100.9%		364,982,963
Liabilities in excess of other assets — (0.9)%		(3,261,655)

Net Assets — 100.0%		$361,721,308

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.2%)
AUSTRALIA (2.5%)(a)
Insurance (2.5%)
QBE Insurance Group Ltd.	50,800	$826,685

BELGIUM (1.5%)(a)
Diversified Telecommunication Services (1.5%)
Belgacom SA	14,200	508,625

BRAZIL (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Petroleo Brasileiro SA ADR	36,100	1,216,570

CANADA (1.6%)
Road & Rail (1.6%)
Canadian National Railway Co.	10,800	525,359

CHINA (1.1%)(a)
Oil, Gas & Consumable Fuels (1.1%)
PetroChina Co. Ltd.	324,000	381,732

FRANCE (2.8%)(a)
Electrical Equipment (2.8%)
Schneider Electric SA	10,247	930,100

GERMANY (6.2%)(a)
Air Freight & Logistics (1.2%)
Deutsche Post AG	24,900	393,218

Electric Utility (3.0%)
E.ON AG	26,600	1,010,574

Textiles, Apparel & Luxury Goods (2.0%)
Adidas AG	16,300	687,732

		2,091,524

HONG KONG (2.6%)(a)
Real Estate Management & Development (2.6%)
Swire Pacific Ltd., Class A	77,500	869,475

ITALY (8.6%)
Commercial Banks (2.5%)(a)
Intesa Sanpaolo SpA *	227,400	845,442

Energy Equipment & Services (2.9%)
Tenaris SA ADR	31,700	961,144

Oil, Gas & Consumable Fuels (3.2%)(a)
Eni SpA	46,500	1,086,394

		2,892,980

JAPAN (10.5%)(a)
Chemicals (1.4%)
Shin-Etsu Chemical Co. Ltd.	8,900	477,408

Commercial Banks (1.0%)
Bank of Yokohama Ltd. (The)	62,000	334,790

Machinery (2.0%)
Fanuc Ltd.	8,100	661,945

Office Electronics (2.5%)
Canon, Inc.	22,700	841,525

Pharmaceuticals (1.5%)
Takeda Pharmaceutical Co. Ltd.	12,500	503,639

Real Estate Management & Development (2.1%)
Daito Trust Construction Co. Ltd.	14,200	696,453

		3,515,760

NETHERLANDS (2.0%)(a)
Industrial Conglomerates (2.0%)
Koninklijke Philips Electronics NV	29,200	664,636

SINGAPORE (2.1%)(a)
Hotels, Restraurants & Leisure (2.1%)
City Developments Ltd.	103,000	724,507

SPAIN (2.3%)(a)
Insurance (2.3%)
Mapfre SA	206,686	769,659

SWEDEN (5.1%)(a)
Commercial Banks (3.3%)
Nordea Bank AB	114,400	1,107,030

Communications Equipment (1.8%)
Telefonaktiebolaget LM Ericsson, B Shares	60,800	598,825

		1,705,855

SWITZERLAND (6.2%)(a)
Insurance (3.5%)
Zurich Financial Services AG	6,000	1,178,764

Pharmaceuticals (2.7%)
Roche Holding AG	5,700	898,966

		2,077,730

TAIWAN (3.2%)
Semiconductors & Semiconductor Equipment (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	103,012	1,078,541

UNITED KINGDOM (15.3%)(a)
Commercial Banks (3.4%)
Standard Chartered PLC	47,200	1,120,397

Food & Staples Retailing (1.3%)
William Morrison Supermarkets PLC	100,000	449,067

Metals & Mining (2.8%)
Rio Tinto PLC	22,722	946,183

Multi-Utilities (0.9%)
Centrica PLC	84,000	309,172

Oil, Gas & Consumable Fuels (0.9%)
Royal Dutch Shell PLC, Class B	11,400	295,564

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
UNITED KINGDOM(a) (continued)
Pharmaceuticals (1.4%)
AstraZeneca PLC	10,100	$470,370

Tobacco (1.5%)
British American Tobacco PLC	15,600	484,144

Wireless Telecommunication Services (3.1%)
Vodafone Group PLC	507,100	1,042,441

		5,117,338

UNITED STATES (19.0%)
Aerospace & Defense (2.0%)
United Technologies Corp.	12,200	664,534

Energy Equipment & Services (1.6%)
Schlumberger Ltd.	9,700	518,950

Food Products (1.5%)
Kraft Foods, Inc.	17,300	490,282

Health Care Providers & Services (1.3%)
Quest Diagnostics, Inc.	7,900	431,498

Household Products (2.2%)
Procter & Gamble Co.	13,400	743,834

Insurance (1.0%)
Aflac, Inc.	9,000	340,740

Oil, Gas & Consumable Fuels (1.8%)
EOG Resources, Inc.	4,000	296,120
Exxon Mobil Corp.	4,500	316,755

		612,875

Pharmaceuticals (2.5%)
Johnson & Johnson	14,000	852,460

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	52,500	1,010,625

Tobacco (2.1%)
Philip Morris International, Inc.	14,900	694,340

		6,360,138

Total Common Stocks		32,257,214

PREFERRED STOCK (3.0%)(a)
REPUBLIC OF SOUTH KOREA (3.0%)
Samsung Electronics Co. Ltd. GDR	5,400	1,006,874

Total Preferred Stocks		1,006,874

REPURCHASE AGREEMENTS (0.3%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $102,318, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $104,366	$102,318	102,318

Total Repurchase Agreement		102,318

Total Investments (Cost $29,515,409)(b) — 99.5%		33,366,406
Other assets in excess of liabilities — 0.5%		153,169

Net Assets — 100.0%		$33,519,575

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (50.1%)
Equity Fund (36.5%)
Aberdeen Developing Markets Fund, Institutional Class (a)	15,450	$217,694
Aberdeen Equity Long-Short Fund, Institutional Class (a)*	68,006	735,147
Aberdeen Global Financial Services Fund, Institutional Class (a)	61,300	539,438
Aberdeen Global Utilities Fund, Institutional Class (a)	35,389	316,732
Aberdeen Health Sciences Fund, Institutional Class (a)	46,482	420,663
Aberdeen International Equity Fund, Institutional Class (a)	10,690	116,738
Aberdeen Natural Resources Fund, Institutional Class (a)	38,027	539,599
Aberdeen Technology and Communications Fund, Institutional Class (a)*	114,194	311,749
Aberdeen U.S. Equity Fund, Institutional Class (a)*	41,298	315,932
Credit Suisse Commodity Return Strategy Fund	41,083	339,757

		3,853,449

Fixed Income Fund (13.6%)
Oppenheimer International Bond Fund, Class Y	195,945	1,216,819
PIMCO Developing Local Markets Fund	23,424	224,871

		1,441,690

Total Mutual Funds		5,295,139

EXCHANGE TRADED FUNDS (50.3%)
Equity Fund (4.2%)
iShares Cohen & Steers Realty Majors Index Fund	8,130	322,680
iShares S&P 500 Index Fund	1,200	118,956

		441,636

Fixed Income Fund (44.1%)
iShares Barclays 1-3 Year Treasury Bond Fund	16,300	1,364,147
iShares Barclays Aggregate Bond Fund	16,440	1,694,964
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	15,744	1,595,497

		4,654,608

Real Estate Investment Trust (REIT) (2.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	6,817	215,076

Total Exchange Traded Funds		5,311,320

REPURCHASE AGREEMENTS (1.1%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $111,742, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $113,978	$111,742	111,742

Total Repurchase Agreement		111,742

Total Investments (Cost $10,166,275)(b) — 101.5%		10,718,201
Liabilities in excess of other assets — (1.5)%		(160,913)

Net Assets — 100.0%		$10,557,288

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (79.9%)
Equity Fund (77.9%)
Aberdeen Developing Markets Fund, Institutional Class (a)	45,583	$642,264
Aberdeen Equity Long-Short Fund, Institutional Class (a)*	74,520	805,562
Aberdeen Global Financial Services Fund, Institutional Class (a)	94,786	834,114
Aberdeen Global Utilities Fund, Institutional Class (a)	63,499	568,316
Aberdeen Health Sciences Fund, Institutional Class (a)	61,928	560,449
Aberdeen International Equity Fund, Institutional Class (a)	102,030	1,114,171
Aberdeen Natural Resources Fund, Institutional Class (a)	42,154	598,171
Aberdeen Small Cap Fund, Institutional Class (a)	65,307	681,156
Aberdeen Technology and Communications Fund, Institutional Class (a)*	146,843	400,882
Aberdeen U.S. Equity Fund, Institutional Class (a)*	129,682	992,066
Credit Suisse Commodity Return Strategy Fund	55,714	460,758

		7,657,909

Fixed Income Fund (2.0%)
PIMCO Developing Local Markets Fund	20,480	196,608

Total Mutual Funds		7,854,517

EXCHANGE TRADED FUNDS (18.7%)
Equity Fund (11.9%)
iShares Cohen & Steers Realty Majors Index Fund	11,984	475,645
iShares Russell Midcap Index Fund	4,362	309,309
iShares S&P 500 Index Fund	3,919	388,491

		1,173,445

Fixed Income Fund (3.4%)
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	3,264	330,774

Real Estate Investment Trust (REIT) (3.4%)
SPDR Dow Jones Wilshire International Real Estate Fund	10,677	336,859

Total Exchange Traded Funds		1,841,078

REPURCHASE AGREEMENTS (1.1%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $109,863, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $112,062	$109,863	109,863

Total Repurchase Agreement		109,863

Total Investments (Cost $11,713,886)(b) — 99.7%		9,805,458
Other assets in excess of liabilities — 0.3%		33,746

Net Assets — 100.0%		$9,839,204

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (64.0%)
Equity Fund (55.9%)
Aberdeen Developing Markets Fund, Institutional Class (a)	106,696	$1,503,349
Aberdeen Equity Long-Short Fund, Institutional Class (a)*	293,536	3,173,128
Aberdeen Global Financial Services Fund, Institutional Class (a)	326,218	2,870,715
Aberdeen Global Utilities Fund, Institutional Class (a)	156,205	1,398,039
Aberdeen Health Sciences Fund, Institutional Class (a)	252,327	2,283,555
Aberdeen International Equity Fund, Institutional Class (a)	397,428	4,339,911
Aberdeen Natural Resources Fund, Institutional Class (a)	161,921	2,297,654
Aberdeen Small Cap Fund, Institutional Class (a)	227,658	2,374,470
Aberdeen Technology and Communications Fund, Institutional Class (a)*	543,786	1,484,535
Aberdeen U.S. Equity Fund, Institutional Class (a)*	309,762	2,369,681
Credit Suisse Commodity Return Strategy Fund	171,697	1,419,933

		25,514,970

Fixed Income Fund (8.1%)
Oppenheimer International Bond Fund, Class Y	443,333	2,753,097
PIMCO Developing Local Markets Fund	98,333	943,992

		3,697,089

Total Mutual Funds		29,212,059

EXCHANGE TRADED FUNDS (35.1%)
Equity Fund (7.6%)
iShares Cohen & Steers Realty Majors Index Fund	36,871	1,463,410
iShares Russell Midcap Index Fund	21,011	1,489,890
iShares S&P 500 Index Fund	5,100	505,563

		3,458,863

Fixed Income Fund (25.4%)
iShares Barclays 1-3 Year Treasury Bond Fund	18,165	1,520,229
iShares Barclays Aggregate Bond Fund	57,928	5,972,377
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	40,262	4,080,151

		11,572,757

Real Estate Investment Trust (REIT) (2.1%)
SPDR Dow Jones Wilshire International Real Estate Fund	30,795	971,582

Total Exchange Traded Funds		16,003,202

REPURCHASE AGREEMENTS (1.2%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $546,280, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $557,213	$546,278	546,278

Total Repurchase Agreement		546,278

Total Investments (Cost $48,404,802)(b) — 100.3%		45,761,539
Liabilities in excess of other assets — (0.3)%		(117,503)

Net Assets — 100.0%		$45,644,036

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (76.3%)
Equity Fund (71.2%)
Aberdeen Developing Markets Fund, Institutional Class (a)	94,553	$1,332,259
Aberdeen Equity Long-Short Fund, Institutional Class (a)*	208,102	2,249,578
Aberdeen Global Financial Services Fund, Institutional Class (a)	287,936	2,533,833
Aberdeen Global Utilities Fund, Institutional Class (a)	130,477	1,167,772
Aberdeen Health Sciences Fund, Institutional Class (a)	180,010	1,629,087
Aberdeen International Equity Fund, Institutional Class (a)	285,883	3,121,844
Aberdeen Natural Resources Fund, Institutional Class (a)	119,378	1,693,976
Aberdeen Small Cap Fund, Institutional Class (a)	201,961	2,106,456
Aberdeen Technology and Communications Fund, Institutional Class (a)*	348,812	952,256
Aberdeen U.S. Equity Fund, Institutional Class (a)*	351,638	2,690,030
Credit Suisse Commodity Return Strategy Fund	132,238	1,093,609

		20,570,700

Fixed Income Fund (5.1%)
Oppenheimer International Bond Fund, Class Y	133,688	830,202
PIMCO Developing Local Markets Fund	67,092	644,087

		1,474,289

Total Mutual Funds		22,044,989

EXCHANGE TRADED FUNDS (23.0%)
Equity Fund (10.8%)
iShares Cohen & Steers Realty Majors Index Fund	29,555	1,173,038
iShares Russell Midcap Index Fund	14,067	997,491
iShares S&P 500 Index Fund	9,520	943,718

		3,114,247

Fixed Income Fund (9.9%)
iShares Barclays Aggregate Bond Fund	11,379	1,173,175
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	16,525	1,674,643

		2,847,818

Real Estate Investment Trust (REIT) (2.3%)(a)
SPDR Dow Jones Wilshire International Real Estate Fund	21,520	678,956

Total Exchange Traded Funds		6,641,021

REPURCHASE AGREEMENTS (0.7%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $216,132, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $220,457	$216,131	216,131

Total Repurchase Agreement		216,131

Total Investments (Cost $33,114,833)(b) — 100.0%		28,902,141
Liabilities in excess of other assets — 0.0%		(2,148)

Net Assets — 100.0%		$28,899,993

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (86.2%)
Equity Fund (85.2%)
Aberdeen Developing Markets Fund, Institutional Class (a)	317,346	$4,471,404
Aberdeen Equity Long-Short Fund, Institutional Class (a)*	453,045	4,897,420
Aberdeen Global Financial Services Fund, Institutional Class (a)	768,170	6,759,895
Aberdeen Global Utilities Fund, Institutional Class (a)	345,334	3,090,743
Aberdeen Health Sciences Fund, Institutional Class (a)	518,039	4,688,248
Aberdeen International Equity Fund, Institutional Class (a)	84,192	919,376
Aberdeen Natural Resources Fund, Institutional Class (a)	337,787	4,793,202
Aberdeen Technology and Communications Fund, Institutional Class (a)*	1,725,117	4,709,569
Credit Suisse Commodity Return Strategy Fund	310,736	2,569,790

		36,899,647

Fixed Income Fund (1.0%)
PIMCO Developing Local Markets Fund	47,369	454,742

Total Mutual Funds		37,354,389

EXCHANGE TRADED FUNDS (13.2%)
Equity Fund (6.3%)
iShares Cohen & Steers Realty Majors Index Fund	68,406	2,715,034

Fixed Income Fund (3.7%)
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	15,862	1,607,455

Real Estate Investment Trust (REIT) (3.2%)
SPDR Dow Jones Wilshire International Real Estate Fund	43,604	1,375,706

Total Exchange Traded Funds		5,698,195

REPURCHASE AGREEMENTS (0.7%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $298,557, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $304,532	$298,556	298,556

Total Repurchase Agreement		298,556

Total Investments (Cost $53,574,291)(b) — 100.1%		43,351,140
Liabilities in excess of other assets — (0.1)%		(33,585)

Net Assets — 100.0%		$43,317,555

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.0%)
AUSTRALIA (3.4%)(a)
Commercial Banks (1.3%)
Westpac Banking Corp.	10,778	$194,035

Construction & Engineering (2.1%)
Leighton Holdings Ltd.	12,839	322,732

		516,767

BELGIUM (1.3%)(a)
Metals & Mining (1.3%)
Umicore	7,527	196,503

BERMUDA (0.9%)(a)
Insurance (0.9%)
Hiscox Ltd.	28,027	141,636

CANADA (0.6%)
Energy Equipment & Services (0.6%)
Pason Systems, Inc.	10,307	89,863

CHINA (1.5%)(a)
Wireless Telecommunication Services (1.5%)
China Mobile Ltd.	20,827	218,555

FINLAND (1.6%)(a)
Communications Equipment (1.6%)
Nokia OYJ	17,988	241,840

FRANCE (11.8%)(a)
Aerospace & Defense (1.1%)
Safran SA	10,723	165,743

Commercial Banks (2.2%)
BNP Paribas SA	2,405	174,605
Societe Generale SA	2,485	159,291

		333,896

Diversified Telecommunication Services (1.4%)
France Telecom SA	8,476	211,385

Insurance (1.1%)
AXA SA	7,585	160,083

Machinery (0.6%)
Vallourec SA	718	94,464

Media (1.0%)
Vivendi SA	6,045	154,933

Oil, Gas & Consumable Fuels (1.4%)
Total SA	3,770	209,056

Pharmaceuticals (1.4%)
Sanofi-Aventis SA	3,330	217,841

Real Estate Investment Trust (REIT) (1.6%)
Unibail-Rodamco SA	1,351	235,980

		1,783,381

GERMANY (12.8%)(a)
Automobiles (0.5%)
Daimler AG	1,797	83,121

Electric Utility (2.3%)
E.ON AG	9,052	343,899

Household Products (1.8%)
Henkel AG & Co. KGaA	7,306	268,460

Industrial Conglomerates (1.5%)
Siemens AG	2,826	224,936

Insurance (1.2%)
Muenchener Rueckversicherungs-Gesellschaft AG	1,175	178,155

Life Sciences Tools & Services (1.1%)
MorphoSys AG *	7,419	172,357

Multi-Utilities (2.2%)
RWE AG	4,012	338,990

Pharmaceuticals (1.3%)
Bayer AG	3,303	201,925

Textiles, Apparel & Luxury Goods (0.9%)
Adidas AG	3,132	132,146

		1,943,989

HONG KONG (2.7%)(a)
Commercial Banks (2.7%)
BOC Hong Kong Holdings Ltd.	193,680	410,745

INDIA (1.0%)(a)
Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd.	17,410	149,786

ISRAEL (2.3%)
Pharmaceuticals (2.3%)
Teva Pharmaceutical Industries Ltd. ADR	6,364	339,456

ITALY (2.7%)(a)
Commercial Banks (1.1%)
Intesa Sanpaolo SpA *	43,877	163,129

Oil, Gas & Consumable Fuels (1.6%)
Eni SpA	10,485	244,964

		408,093

JAPAN (16.2%)(a)
Automobiles (2.3%)
Honda Motor Co. Ltd.	3,160	101,071
Toyota Motor Corp.	5,940	249,361

		350,432

Capital Markets (0.9%)
Daiwa Securities Group, Inc.	23,969	140,720

Chemicals (1.8%)
Shin-Etsu Chemical Co. Ltd.	5,231	280,598

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
JAPAN(a) (continued)
Commercial Banks (3.6%)
Bank of Kyoto Ltd. (The)	23,738	$214,484
Mitsubishi UFJ Financial Group, Inc.	25,418	155,257
Mizuho Financial Group, Inc.	75,514	173,632

		543,373

Electronic Equipment & Instruments (1.8%)
Omron Corp.	16,466	265,616

Food & Staples Retailing (1.0%)
FamilyMart Co. Ltd.	4,600	149,529

Office Electronics (1.5%)
Canon, Inc.	6,099	226,099

Pharmaceuticals (0.9%)
Takeda Pharmaceutical Co. Ltd.	3,455	139,206

Road & Rail (1.0%)
Central Japan Railway Co.	24	144,377

Wireless Telecommunication Services (1.4%)
KDDI Corp.	39	206,346

		2,446,296

NETHERLANDS (2.2%)(a)
Diversified Financial Services (0.6%)
ING Groep NV	7,124	91,150

Industrial Conglomerates (1.6%)
Koninklijke Philips Electronics NV	10,715	243,889

		335,039

NORWAY (2.6%)(a)
Commercial Banks (1.8%)
DnB NOR ASA *	31,806	277,482

Oil, Gas & Consumable Fuels (0.8%)
DNO International ASA *	96,282	118,209

		395,691

SINGAPORE (1.4%)(a)
Commercial Banks (1.4%)
United Overseas Bank Ltd.	17,727	217,651

SOUTH AFRICA (1.0%)(a)
Wireless Telecommunication Services (1.0%)
MTN Group Ltd.	9,291	153,106

SPAIN (1.1%)(a)
Electric Utility (1.1%)
Iberdrola SA	19,437	166,624

SWEDEN (0.4%)(a)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson, B Shares	6,220	61,261

SWITZERLAND (5.7%)(a)
Capital Markets (1.6%)
UBS AG *	16,105	235,870

Food Products (1.9%)
Nestle SA	7,149	293,908

Pharmaceuticals (2.2%)
Novartis AG	7,422	339,250

		869,028

TAIWAN (1.0%)
Diversified Telecommunication Services (1.0%)
Chunghwa Telecom Co. Ltd. ADR	8,548	149,250

UNITED KINGDOM (17.8%)(a)
Commercial Banks (1.6%)
HSBC Holdings PLC	23,630	236,758

Food Products (1.0%)
Unilever PLC	5,765	151,936

Metals & Mining (4.4%)
Antofagasta PLC	22,827	288,764
BHP Billiton PLC	14,382	376,632

		665,396

Oil, Gas & Consumable Fuels (4.3%)
BG Group PLC	6,103	101,892
BP PLC	23,910	198,249
Royal Dutch Shell PLC, A Shares	7,536	197,353
Royal Dutch Shell PLC, A Shares	6,059	159,119

		656,613

Pharmaceuticals (3.0%)
AstraZeneca PLC	5,264	245,151
GlaxoSmithKline PLC	10,814	207,161

		452,312

Tobacco (1.8%)
Imperial Tobacco Group PLC	9,574	273,176

Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	126,363	259,763

		2,695,954

Total Common Stocks		13,930,514

REPURCHASE AGREEMENTS (3.2%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $489,947, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $499,751	$489,945	489,945

Total Repurchase Agreement		489,945

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
Total Investments (Cost $14,854,804)(b) — 95.2%		14,420,459
Other assets in excess of liabilities — 4.8%		720,105

Net Assets — 100.0%		$15,140,564

*	Non-income producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (31.9%)
AUSTRALIA (2.4%)(a)
Commercial Banks (2.4%)
Commonwealth Bank of Australia (USD), 1.26%, 08/11/14	$1,500,000	$1,499,878
Commonwealth Bank of Australia, Series 2554 (USD), 0.85%, 12/15/16	5,000,000	4,482,480

		5,982,358

CHINA (1.6%)
Specialty Retail (1.6%)
Parkson Retail Group Ltd. (USD), 7.13%, 05/30/12	4,000,000	3,910,000

HONG KONG (6.3%)
Chemicals (0.7%)
Towngas China Co. Ltd. (USD), 8.25%, 09/23/11	1,686,000	1,789,529

Commercial Banks (2.7%)
Bank of East Asia Ltd. (USD), 5.63%, 12/13/15(a)	2,000,000	1,874,868
Chinatrust Commercial Bank Ltd. (USD), 5.63%, 12/31/49	3,000,000	2,138,205
Wing Hang Bank Ltd. (USD), 6.00%, 12/31/49	4,000,000	2,846,024

		6,859,097

Diversified Holding Companies (2.7%)
Hutchison Whampoa Finance Ltd., Series B (USD), 7.45%, 08/01/17(b)	2,500,000	2,811,565
Hutchison Whampoa International Ltd. (USD), 7.45%, 11/24/33	2,100,000	2,269,348
Swire Pacific MTN Financing Ltd. (USD), 6.25%, 04/18/18	1,500,000	1,617,005

		6,697,918

Real Estate (0.2%)
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), 5.50%, 04/28/14	500,000	522,267

		15,868,811

INDIA (1.1%)
Electric Utility (1.1%)
NTPC Ltd. (USD), 5.88%, 03/02/16	3,000,000	2,864,625

INDONESIA (0.5%)
Electric Utility (0.5%)
Majapahit Holding BV (USD), 7.25%, 10/17/11	1,130,000	1,152,102

MALAYSIA (7.4%)
Commercial Banks (0.5%)(a)
Public Bank Bhd
(USD), 5.00%, 06/20/17	1,000,000	959,031
(USD), 6.84%, 08/22/36	375,000	311,402

		1,270,433

Diversified Financial Services (4.1%)
Sarawak International, Inc. (USD), 5.50%, 08/03/15	6,600,000	6,370,162
TNB Capital (L) Ltd. (USD), 5.25%, 05/05/15	4,000,000	3,898,800

		10,268,962

Oil, Gas & Consumable Fuels (2.8%)
Petronas Capital Ltd. (USD), 7.00%, 05/22/12	6,400,000	7,059,046

		18,598,441

REPUBLIC OF SOUTH KOREA (9.7%)
Commercial Banks (6.5%)
Hana Bank
(USD), 6.50%, 04/09/12(b)	750,000	791,277
(USD), 5.38%, 04/12/17(a)	7,800,000	6,844,991
National Agricultural Cooperative Federation (USD), 5.38%, 04/26/17(a)	9,500,000	8,199,118

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (CONTINUED)
REPUBLIC OF SOUTH KOREA (continued)
Commercial Banks (continued)
Shinhan Bank (USD), 6.82%, 09/20/36(a)	400,000	$282,693

		16,118,079

Diversified Financial Services (0.4%)
Hyundai Capital Services, Inc. (USD), 5.50%, 11/23/10	950,000	922,429

Electric Utility (2.1%)
Korea Midland Power Co. Ltd. (USD), 5.38%, 02/11/13	5,300,000	5,249,412

Internet Software & Services (0.5%)
SK Broadband Co. Ltd. (USD), 7.00%, 02/01/12	1,325,000	1,333,591

Oil, Gas & Consumable Fuels (0.2%)
SK Energy Co. Ltd. (USD), 7.00%, 06/19/13	500,000	503,913

		24,127,424

SINGAPORE (1.8%)
Diversified Financial Services (1.8%)
ST Engineering Finance 1 Ltd. (USD), 4.80%, 07/16/19	4,500,000	4,532,400

THAILAND (1.1%)
Commercial Banks (1.1%)
Bangkok Bank Public Co. Ltd. (USD), 9.03%, 03/15/29	2,500,000	2,703,332

Total Yankee Dollars		79,739,493

COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%)(a)
AUSTRALIA (2.4%)
Medallion Trust, Series 2007-1G, Class A1 (USD), 0.70%, 02/27/39	1,224,096	1,115,561
Progress Trust, Series 2007-1GA, Class 1A (USD), 0.90%, 08/19/38(b)	5,234,219	4,923,568

		6,039,129

Total Collateralized Mortgage Obligations		6,039,129

SOVEREIGN BONDS (34.3%)
INDONESIA (9.4%)
Indonesia Government Bond, Series FR40 (IDR), 11.00%, 09/15/25	29,000,000,000	2,860,569
Indonesia Government Bonds, Credit Linked Notes
(USD), 14.28%, 12/18/13(a)(b)	6,500,000	7,791,547
(IDR), 10.75%, 05/17/16	75,000,000,000	8,093,801
Indonesia Treasury Bills, Credit Linked Notes (IDR), 6.66%, 07/15/10(c)	50,000,000,000	4,718,448

		23,464,365

REPUBLIC OF SOUTH KOREA (15.8%)
Korea Treasury Inflation Linked Bond, Series 1703 (KRW), 2.75%, 03/10/17	45,000,000,000	39,571,811

SINGAPORE (6.3%)
Singapore Government Bond (SGD), 4.00%, 09/01/18	20,000,000	15,760,161

THAILAND (2.8%)
Thailand Government Bond, Series T (THB), 5.25%, 05/12/14	216,000,000	7,008,070

Total Sovereign Bonds		85,804,407

SOVEREIGN AGENCY (0.4%)
HONG KONG (0.2%)
Hong Kong Mortgage Corp. Ltd. (The) (USD), 3.50%, 08/04/14	500,000	501,750

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Expressway Corp. (USD), 4.88%, 04/07/14	400,000	383,528

Total Sovereign Agency		885,278

REPURCHASE AGREEMENT (25.3%)
UNITED STATES (25.3%)
UBS Securities LLC, 0.04%, dated 07/31/09, due 08/03/09, repurchase price $63,125,454, collateralized by U.S. Treasury Bills, maturity ranging 08/06/09 - 07/01/10; total market value of $64,388,800	63,125,244	63,125,244

Total Repurchase Agreements		63,125,244

Total Investments (Cost $248,171,264)(d) — 94.3%		235,593,551
Other assets in excess of liabilities — 5.7%		14,183,317

Net Assets — 100.0%		$249,776,868

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2009.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of trustees.
(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
IDR	Indonesian Rupiah
KRW	Korean Won
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2009 (Unaudited)

Aberdeen Asia Bond Institutional Fund

SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying notes to statements of investments.

At July 31, 2009, the Fund’s open forward foreign currency contracts were as follows:

Purchase / Sale		Amount Purchased		Amount Sold	Market Value as of July 31, 2009	Unrealized Appreciation/ (Depreciation)
Australian Dollar / Japanese Yen
settlement date 01/13/10 (a)	AUD	5,000,000	JPY	359,110,000	$321,799	$321,799

Chinese Yuan Renminbi / United States Dollar
settlement date 08/31/09	CNY	89,106,200	USD	13,100,000	13,048,843	(51,157)
settlement date 09/15/09	CNY	67,248,220	USD	9,880,000	9,850,814	(29,186)
settlement date 07/06/10	CNY	41,522,955	USD	6,150,000	6,127,438	(22,562)
settlement date 07/06/10	CNY	118,186,740	USD	17,460,000	17,440,519	(19,481)
settlement date 07/06/10	CNY	101,610,000	USD	15,000,000	14,994,331	(5,669)
settlement date 07/06/10	CNY	14,883,000	USD	2,200,000	2,196,247	(3,753)
settlement date 07/06/10	CNY	58,721,760	USD	8,640,000	8,665,422	25,422

Indian Rupee / United States Dollar
settlement date 11/20/09	INR	636,805,000	USD	13,000,000	13,176,195	176,195
settlement date 01/11/10	INR	97,210,000	USD	2,000,000	2,004,489	4,489
settlement date 01/11/10	INR	83,045,000	USD	1,700,000	1,712,404	12,404
settlement date 01/11/10	INR	88,002,000	USD	1,800,000	1,814,619	14,619
settlement date 01/11/10	INR	197,240,000	USD	4,000,000	4,067,128	67,128
settlement date 04/06/10	INR	112,125,000	USD	2,300,000	2,300,479	479

Indonesian Rupiah / United States Dollar
settlement date 09/15/09	IDR	12,895,000,000	USD	1,250,000	1,288,043	38,043
settlement date 09/30/09	IDR	38,431,250,000	USD	3,250,000	3,827,829	577,829
settlement date 09/30/09	IDR	72,870,000,000	USD	6,000,000	7,257,998	1,257,998
settlement date 04/28/10	IDR	18,612,000,000	USD	1,800,000	1,779,531	(20,469)
settlement date 04/28/10	IDR	20,710,000,000	USD	2,000,000	1,980,125	(19,875)
settlement date 04/28/10	IDR	10,390,000,000	USD	1,000,000	993,409	(6,591)

Philippine Peso / United States Dollar
settlement date 10/05/09	PHP	85,085,000	USD	1,750,000	1,758,944	8,944
settlement date 10/13/09	PHP	290,460,000	USD	6,000,000	6,001,180	1,180
settlement date 01/28/10	PHP	77,976,000	USD	1,600,000	1,598,669	(1,331)

Singapore Dollar / United States Dollar
settlement date 10/28/09	SGD	2,735,875	USD	1,900,000	1,901,131	1,131
settlement date 10/28/09	SGD	2,881,450	USD	2,000,000	2,002,289	2,289
settlement date 10/28/09	SGD	5,048,428	USD	3,500,000	3,508,100	8,100

South Korean Won / United States Dollar
settlement date 08/21/09	KRW	32,612,000,000	USD	26,300,000	26,595,576	295,576
settlement date 09/15/09	KRW	8,215,680,000	USD	6,600,000	6,706,271	106,271
settlement date 09/15/09	KRW	1,958,950,000	USD	1,450,000	1,599,046	149,046
settlement date 09/15/09	KRW	24,880,000,000	USD	20,000,000	20,308,972	308,972
settlement date 09/15/09	KRW	13,720,000,000	USD	10,273,306	11,199,320	926,014
settlement date 10/06/09	KRW	8,465,450,000	USD	6,700,000	6,913,183	213,183
settlement date 10/13/09	KRW	5,100,000,000	USD	4,000,000	4,165,394	165,394
settlement date 10/15/09	KRW	2,496,600,000	USD	2,000,000	2,039,160	39,160
settlement date 10/15/09	KRW	3,970,240,000	USD	3,200,000	3,242,793	42,793
settlement date 10/15/09	KRW	9,946,400,000	USD	8,000,000	8,123,971	123,971
settlement date 10/15/09	KRW	9,986,250,000	USD	7,500,000	8,156,519	656,519
settlement date 12/01/09	KRW	7,903,500,000	USD	5,500,000	6,468,959	968,959

Taiwan Dollar / United States Dollar
settlement date 01/28/10	TWD	138,804,000	USD	4,300,000	4,299,189	(811)
settlement date 01/28/10	TWD	9,687,000	USD	300,000	300,036	36
settlement date 01/29/10	TWD	12,910,000	USD	400,000	399,886	(114)

United States Dollar / Indonesian Rupiah
settlement date 09/08/09	USD	3,400,000	IDR	35,139,000,000	3,514,568	(114,568)
settlement date 09/15/09	USD	5,000,000	IDR	49,900,000,000	4,984,361	15,639
settlement date 09/30/09	USD	4,150,000	IDR	46,874,250,000	4,668,769	(518,769)

United States Dollar / Japanese Yen
settlement date 10/13/09	USD	4,000,000	JPY	373,088,000	3,946,427	53,573
settlement date 10/28/09	USD	2,700,000	JPY	255,617,100	2,704,220	(4,220)
settlement date 10/28/09	USD	1,000,000	JPY	94,723,700	1,002,099	(2,099)
settlement date 10/28/09	USD	1,100,000	JPY	103,720,540	1,097,279	2,721

United States Dollar / Philippine Peso
settlement date 10/13/09	USD	29,472,000	PHP	1,447,458,336	29,905,869	(433,869)

United States Dollar / South Korean Won
settlement date 08/21/09	USD	20,000,000	KRW	24,940,000,000	20,338,944	(338,944)
settlement date 08/31/09	USD	4,000,000	KRW	5,018,000,000	4,094,743	(94,743)

United States Dollar / Thai Baht
settlement date 10/15/09	USD	5,870,583	THB	211,341,000	6,204,731	(334,148)

					$324,598,260	$4,563,517

Cross Currency Contract Details	Contract Value Local Amount	Contract Value Base Amount	Market Value Base Amount	Unrealized Appreciation/ (Depreciation)
(a) Australian Dollar (Long) settlement date 01/13/10	5,000,000	$3,927,501	$4,125,254	$197,753
(a) Japanese Yen (Short) settlement date 01/13/10	359,110,000	(3,927,501)	(3,803,455)	124,046

		$0	$321,799	$321,799

At July 31, 2009, the Fund’s open futures contracts were as follows:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury 10 Year Bond Future	(77)	09/15/09	$30,345
Korea Treasury 3 Year Bond Future	1,102	09/15/09	324,709
U.S. Treasury 2 Year Bond Future	(19)	09/30/09	(24,684)
U.S. Treasury 5 Year Bond Future	(595)	09/30/09	(234,501)
U.S. Treasury 10 Year Bond Future	118	09/21/09	317,125

			$412,994

At July 31, 2009, the Fund’s cross currency swaps were as follows:

Deliverable	Receving Notional Amount	Paying Notional Amount	Expiration Date	Counterparty	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating USD / Pay Fixed KRW	2,426,007	2,500,000,000	06/13/11	CITI	6-Month LIBOR Index	3.81%	319,620
Receive Floating USD / Pay Fixed KRW	2,354,310	2,226,000,000	02/16/10	CITI	6-Month LIBOR Index	3.05%	515,801
Receive Floating USD / Pay Fixed KRW	4,859,611	4,500,000,000	06/22/17	CITI	6-Month LIBOR Index	5.24%	659,019
Receive Floating USD / Pay Fixed KRW	15,000,000	15,543,000,000	06/28/13	CITI	6-Month LIBOR Index	4.30%	1,523,970
Receive Floating USD / Pay Fixed KRW	19,743,337	20,000,000,000	07/11/10	CITI	6-Month LIBOR Index	3.53%	3,132,215
Receive Floating USD / Pay Fixed KRW	20,018,016	20,000,000,000	07/14/10	CITI	6-Month LIBOR Index	4.05%	3,321,882
Receive Floating USD / Pay Fixed KRW	20,000,000	20,220,000,000	05/07/10	CITI	6-Month LIBOR Index	2.87%	3,337,173
Receive Fixed PHP / Pay Floating USD	639,000,000	15,000,000	12/03/12	CITI	6-Month LIBOR Index	5.53%	(1,440,466)
Receive Fixed PHP / Pay Floating USD	1,150,000,000	24,374,735	05/11/12	CITI	6-Month LIBOR Index	5.92%	291,866

							$11,661,080

At July 31, 2009, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)

KRW	25,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	$(1,295,240)
SGD	8,500,000	05/22/23	CITI	Pay	6-Month SORF Index	3.65%	296,735
SGD	19,750,000	05/20/15	CITI	Pay	6-Month SORF Index	3.13%	408,559
SGD	31,500,000	05/20/13	CITI	Pay	6-Month SORF Index	2.90%	506,674
THB	485,906,000	07/09/13	CITI	Receive	6-Month BIBOR Index	6.22%	(1,623,253)
THB	200,000,000	02/12/14	UBS	Pay	6-Month THFX Index	2.75%	(149,856)
THB	485,906,000	07/09/13	CITI	Pay	6-Month BIBOR Index	4.04%	468,832
USD	9,000,000	03/02/14	UBS	Pay	3-Month LIBOR Index	2.66%	(33,540)

							$(1,421,089)

Notes to Statements of Investments

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Statements requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements. Actual results could differ from those estimates.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at fair value.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. For Funds that invest in foreign equity securities, “fair value” prices are automatically provided by an independent fair value service if such prices are available in accordance with fair value procedures approved by the Board of Trustees. Fair value prices are intended to reflect more accurately the value of those securities at the time a Fund’s net asset value (“NAV”) is calculated. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available, are unreliable or may be affected by a significant event and therefore, do not represent fair value. When the fair value prices are utilized, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets.

In 2009, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS157”), “Fair Value Measurements”. FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. One key component of the implementation of FAS 157, included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009:

Aberdeen Equity Long-Short Fund

Asset Type	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Common Stocks - Long Positions	111,977,487	—	—	111,977,487
Common Stocks - Short Positions	(31,375,995)	—	—	(31,375,995)
Exchange Traded Funds - Short Positions	(11,902,818)	—	—	(11,902,818)
Repurchase Agreements	—	53,237,542	—	53,237,542

Total	68,698,674	53,237,542	—	121,936,216

Aberdeen Health Sciences Fund

Common Stock	17,145,316	399,951	—	17,545,267
Repurchase Agreements	—	244,700	—	244,700

Total	17,145,316	644,651	—	17,789,967

Aberdeen Natural Resources Fund

Common Stock	78,591,062	—	—	78,591,062
Repurchase Agreements	—	3,382,964	—	3,382,964

Total	78,591,062	3,382,964	—	81,974,026

Aberdeen Small Cap Fund

Common Stock	184,231,258	—	—	184,231,258
Repurchase Agreements	—	10,149,887	—	10,149,887

Total	184,231,258	10,149,887	—	194,381,145

Aberdeen Technology and Communications Fund

Common Stock	8,798,427	1,017,037	—	9,815,464
Repurchase Agreements	—	218,880	—	218,880

Total	8,798,427	1,235,917	—	10,034,344

Aberdeen U.S. Equity Fund

Common Stock	54,672,401	—	—	54,672,401
Repurchase Agreements	—	1,882,252	—	1,882,252

Total	54,672,401	1,882,252	—	56,554,653

Aberdeen Global Fixed Income Fund

Commercial Mortgage Backed Securities	—	1,967,656	—	1,967,656
Yankee Dollars	—	1,708,129	—	1,708,129
Foreign Non-Government Bonds	—	13,129,274	—	13,129,274
Corporate Bonds	—	4,973,552	—	4,973,552
Convertible Corporate Bonds	—	198,500	—	198,500
Other Domestic Government Bonds	—	9,607,569	—	9,607,569
U.S. Government Mortgage Backed Agencies	—	4,454,822	—	4,454,822
U.S. Treasury Obligations	—	7,290,459	—	7,290,459
Futures	(333)	—	—	(333)
Forward Foreign Currency Exchange Contracts	—	67,465	—	67,465

Total	(333)	43,397,426	—	43,397,093

Aberdeen Tax-Free Income Fund

Municipal Bonds	—	119,308,491	—	119,308,491
Repurchase Agreements	—	4,912,889	—	4,912,889

Total	—	124,221,380	—	124,221,380

Aberdeen China Opportunities Fund

Common Stock	1,549,085	46,380,801	—	47,929,886
Repurchase Agreements	—	2,241,177	—	2,241,177

Total	1,549,085	48,621,978	—	50,171,063

Aberdeen Developing Markets Fund

Common Stock	26,449,022	49,771,642	—	76,220,664
Preferred Stock	5,302,254	3,589,338	—	8,891,592
Repurchase Agreements	—	4,193,594	—	4,193,594

Total	31,751,276	57,554,574	—	89,305,850

Aberdeen Global Financial Services Fund

Common Stock	22,481,476	19,298,825	—	41,780,301
Warrants	—	13,761	—	13,761
Repurchase Agreements	—	800,472	—	800,472

Total	22,481,476	20,113,058	—	42,594,534

Aberdeen Global Small Cap Fund

Common Stock	22,680,297	18,672,417	—	41,352,714
Exchange Traded Funds	1,645,480	—	—	1,645,480
Repurchase Agreements	—	649,620	—	649,620

Total	24,325,777	19,322,037	—	43,647,814

Aberdeen Global Utilities Fund

Common Stock	3,072,355	8,892,829	—	11,965,184
Repurchase Agreements	—	202,243	—	202,243

Total	3,072,355	9,095,072	—	12,167,427

Aberdeen International Equity Fund

Common Stock	48,739,781	295,851,985	—	344,591,766
Preferred Stock	—	14,282,694	—	14,282,694
Repurchase Agreements	—	6,108,503	—	6,108,503

Total	48,739,781	316,243,182	—	364,982,963

Aberdeen Select Worldwide Fund

Common Stock	10,141,752	22,115,462	—	32,257,214
Preferred Stock	—	1,006,874	—	1,006,874
Repurchase Agreements	—	102,318	—	102,318

Total	10,141,752	23,224,654	—	33,366,406

Aberdeen Optimal Allocations Fund: Defensive

Mutual Funds	5,295,139	—	—	5,295,139
Exchange Traded Funds	5,311,320	—	—	5,311,320
Repurchase Agreements	—	111,742	—	111,742

Total	10,606,459	111,742	—	10,718,201

Aberdeen Optimal Allocations Fund: Growth

Mutual Funds	7,854,517	—	—	7,854,517
Exchange Traded Funds	1,841,078	—	—	1,841,078
Repurchase Agreements	—	109,863	—	109,863

Total	9,695,595	109,863	—	9,805,458

Aberdeen Optimal Allocations Fund: Moderate

Mutual Funds	29,212,059	—	—	29,212,059
Exchange Traded Funds	16,003,202	—	—	16,003,202
Repurchase Agreements	—	546,278	—	546,278

Total	45,215,261	546,278	—	45,761,539

Aberdeen Optimal Allocations Fund: Moderate Growth

Mutual Funds	22,044,989	—	—	22,044,989
Exchange Traded Funds	6,641,021	—	—	6,641,021
Repurchase Agreements	—	216,131	—	216,131

Total	28,686,010	216,131	—	28,902,141

Aberdeen Optimal Allocations Fund: Specialty

Mutual Funds	37,354,389	—	—	37,354,389
Exchange Traded Funds	5,698,195	—	—	5,698,195
Repurchase Agreements	—	298,556	—	298,556

Total	43,052,584	298,556	—	43,351,140

Aberdeen International Equity Institutional Fund

Common Stock	578,569	13,351,945	—	13,930,514
Repurchase Agreements	—	489,945	—	489,945

Total	578,569	13,841,890	—	14,420,459

Aberdeen Asia Bond Institutional Fund

Yankee Dollars	—	79,739,493	—	79,739,493
Collateralized Mortgage Obligations	—	6,039,129	—	6,039,129
Sovereign Bonds	—	85,804,407	—	85,804,407
Sovereign Agency	—	885,278	—	885,278
Repurchase Agreements	—	63,125,244	—	63,125,244
Cross Currency Swaps	—	11,661,080	—	11,661,080
Futures	412,994	—	—	412,994
Interest Rate Swaps	—	(1,421,089)	—	(1,421,089)
Forward Foreign Currency Exchange Contracts	—	4,563,517	—	4,563,517

Total	412,994	250,397,059	—	250,810,053

Repurchase Agreements – The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or certain non-bank dealers. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

Short Sales – Certain of the Funds are authorized to engage in short-selling of portfolio securities, which obligates the Funds to replace any security that the Funds have borrowed by purchasing the security at current market value sometime in the future. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds generally will realize a gain if the price of the security declines between these dates. Until the Funds replace the borrowed security, the Funds will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Funds’ short position on a daily basis.

Foreign Currency Transactions – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts – Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts – Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Funds intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price. A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps – Certain Funds may enter into swap transactions. A swap is a contract between a Fund and another party in which the parties agree to exchange streams of payments at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of any underlying asset or notional principal amount. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Interest rate swaps involve the exchange by a Fund with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies.

Payments exchanged during the term of the swap transaction are recorded as realized gain or a loss. Changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Notional amounts of swaps are used to express the extent of involvement in these transactions, although the risk of loss may exceed amounts recognized in the Fund’s financial statements. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. A Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk.

Equity-Linked Notes – The Asia Bond Institutional Fund may invest in credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Mortgage Dollar Rolls – Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

Security Transactions – Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis.

New Accounting Pronouncements – In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

2. Federal Tax Information

As of July 31, 2009, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Aberdeen Equity Long-Short Fund	$123,510,311	$3,893,247	$(5,467,342)	$(1,574,095)
Aberdeen Health Sciences Fund	18,570,425	598,474	(1,378,932)	(780,458)
Aberdeen Natural Resources Fund	76,960,138	7,121,274	(2,107,386)	5,013,888
Aberdeen Small Cap Fund	182,032,399	17,497,455	(5,148,709)	12,348,746
Aberdeen Technology and Communications Fund	9,723,501	518,617	(207,774)	310,843
Aberdeen U.S. Equity Fund	48,267,439	8,309,133	(21,919)	8,287,214
Aberdeen Global Fixed Income Fund	42,212,269	1,519,958	(402,266)	1,117,692
Aberdeen Tax-Free Income Fund	121,207,529	5,574,941	(2,561,090)	3,013,851
Aberdeen China Opportunities Fund	39,535,744	12,171,204	(1,535,885)	10,635,319
Aberdeen Developing Markets Fund	77,254,093	12,716,089	(664,332)	12,051,757
Aberdeen Global Financial Services Fund	40,588,013	4,667,412	(2,660,891)	2,006,521
Aberdeen Global Small Cap Fund	45,753,563	4,671,654	(6,777,403)	(2,105,749)
Aberdeen Global Utilities Fund	14,310,781	550,919	(2,694,273)	(2,143,354)
Aberdeen International Equity Fund	331,819,784	41,154,539	(7,991,360)	33,163,179
Aberdeen Select Worldwide Fund	29,940,292	4,128,112	(701,998)	3,426,114
Aberdeen Optimal Allocations Fund: Defensive	10,679,863	179,032	(140,694)	38,338
Aberdeen Optimal Allocations Fund: Growth	12,841,769	53,490	(3,089,801)	(3,036,311)
Aberdeen Optimal Allocations Fund: Moderate	51,229,435	802,860	(6,270,756)	(5,467,896)
Aberdeen Optimal Allocations Fund: Moderate Growth	34,841,995	135,640	(6,075,494)	(5,939,854)
Aberdeen Optimal Allocations Fund: Specialty	57,206,693	624,481	(14,480,034)	(13,855,553)
Aberdeen International Equity Institutional Fund	14,916,156	1,745,503	(2,241,200)	(495,697)
Aberdeen Asia Bond Institutional Fund	248,239,860	1,749,731	(14,396,040)	(12,646,309)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aberdeen Funds

By (Signature and Title)	/s/ Andrea Melia
Andrea Melia, Treasurer

Date:	September 28th, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date:	September 28th, 2009

By (Signature and Title)	/s/ Andrea Melia
Andrea Melia, Treasurer

Date:	September 28th, 2009